                                   FORM N-CSR
                        The Dow Target Variable Fund LLC
                                December 31, 2003

Company Name                        The Dow Target Variable Fund LLC

File Number                         811-9019

Address                             One Financial Way, Cincinnati, Ohio 45242

Telephone Number                    513-794-6251

Date of fiscal year end:            December 31, 2003

Date of reporting period:           July 1, 2003 through December 31, 2003

ITEM 1. REPORTS TO SHAREHOLDERS

        Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

President's
Message

                                         [John J. Palmer Photo]

Dear Investor:

After three years of seeing red, equity investors finally have cause for joy. News throughout 2003 was good as low inflation coupled with low interest rates allowed many corporations to increase profits and show significant growth. Rising profits coupled with slowly decreasing unemployment gave investors increasing confidence.

The Dow Target Variable Fund experienced double-digit growth for the year. While certain sectors of the economy were the main drivers of growth during 2003, all but one of the 87 industry groups in the Dow Jones U.S. Total Market Index rose last year -- strong evidence of a broad-based economic recovery.

The Economy

Consensus regarding the economy seems to be positive as we head into 2004, and indeed, there are reasons to be bullish. Tax cuts and other economic stimulus programs resulted in a stellar 8.2 percent growth in gross domestic product
(GDP) in the U.S. in the third quarter of 2003, and an estimated 4 percent rate in the fourth.

Unemployment has fallen to 5.7 percent from a high of about 6.4 percent. Consumer confidence is improving, interest rates remain low, the risk of deflation seems to have diminished and the Federal Reserve Bank seems unconcerned about inflation. These are all positive signs.

We do have some concerns about the future. While unemployment is down, in December only 1,000 new non-farm jobs were produced when some 150,000 were expected. Further, manufacturing depends on commodities (oil, copper, gold, etc.), which are currently priced at exceptionally high levels. This could make it more difficult for industry to add many jobs in the near future.

The Equity Markets

The second half of the year was kind to the equity markets. There was some concern that the recovery might slow down or end in September when the broad indices fell.

Perhaps more telling for the future is the performance of domestic equities in the fourth quarter. October was a big month for all capitalization weights, but small-and mid-cap stock returns finished the year on a weaker note. Large-cap stocks, as defined by the S&P 500, had a big run at the end of the year with a
5.08 percent rise in December. This might portend a rotation out of the smaller stocks that led the way thus far, and into larger more stable companies in less glamorous industries.

While gains in 2003 were significant, they were explosive in the fourth quarter for the Dow Target Variable Fund as all the Portfolios gained more than 10 percent in the three-month period.

Outlook

While the economic recovery was on track in 2003 and looks good for early 2004, some of the driving forces may disappear. Interest rates are likely to rise, increasing costs for both corporations and consumers. Job growth has slowed, and some are suggesting that if new job creation does not rise to a healthy level, the recovery may end. Finally, trade and budget deficits continue to rise. That has weakened the dollar against many major currencies, making it expensive for domestic firms to export.

Caution is still the watchword of the day. While we believe there is no immediate danger that the economy will falter, we do not suggest that 2004 will yield the same results as 2003. Continue to maintain a long-term outlook. Do not make major changes in your asset allocation simply because 2003 was a good year for equities. Finally, if you have concerns, don't hesitate to discuss them with your financial adviser.

Sincerely,

/s/ JOHN J. PALMER
John J. Palmer, FSA
President

        New Prospectus Options Available!
       ------------------------------------------------------------------

        Please note: There has never been a better time to receive your important variable product information electronically. In the past, you may have consented to receive these important documents by CD-ROM or other electronic means. We have new, convenient options available. In the near future, we will be able to notify you by postcard of changes to prospectuses, which you will then be able to view on an Internet site. To consent to receiving postcard notification for website delivery, you must consent through the "ohionational.com" website. Please click on "access your policy/contract" and follow the instructions. On the website ... you can view your current values, change allocations and make transfers -- all via secure, confidential access. We urge you to take advantage of this important opportunity!
       ------------------------------------------------------------------

--------------------------------------------------------------------------------

Managers and Officers of DowSM Target Variable Fund LLC

John J. Palmer, President and Manager
James E. Bushman, Manager
Joseph A. Campanella, Manager
Ross Love, Manager
George M. Vredeveld, Manager
Thomas A. Barefield, Vice President
Ronald L. Benedict, Secretary
Michael A. Boedeker, Vice President
Christopher A. Carlson, Vice President
Dennis R. Taney, Treasurer
Maureen K. Kiefer, Compliance Director and Assistant Treasurer

The Statement of Additional Information ("SAI") includes additional information about the Fund Managers and is available, without charge, upon request, by calling 877-781-6392 toll-free.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 877-781-6392 toll-free and on the Securities and Exchange Commission's website at http://www.sec.gov.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- FIRST QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF DECEMBER 31, 2003

AVERAGE ANNUAL TOTAL RETURN:

One year                                    25.24%
Since inception (1/4/99)                     2.50%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                             DOW(SM) TARGET 10 --FIRST QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                     JANUARY 4, 1999)              DOW JONES INDUSTRIAL AVERAGE
                                                             ---------------------------------     ----------------------------
01/04/99                                                                 10000.00                            10000.00
                                                                         11312.00                            12046.00
12/99                                                                    10305.20                            12720.60
                                                                          8515.21                            11641.90
12/00                                                                    10489.00                            12102.90
                                                                         10801.60                            11879.00
12/01                                                                    10119.00                            11444.20
                                                                          9909.49                            10653.40
12/02                                                                     9031.51                             9726.57
                                                                          9522.82                            10602.90
12/03                                                                    11293.00                            12478.00

 COMMENTS

For the fiscal year ending December 31, 2003, the Dow(SM) Target 10 -- First Quarter Portfolio returned 25.24% versus 28.28% for the current benchmark, the Dow Jones Industrial Average (DJIA).

The DJIA posted a gain of 28.28% in 2003 thanks to a number of positive events, but none more crucial than the successful combat and regime change efforts (ongoing) by U.S. and coalition forces in Iraq. In our opinion, it is doubtful that investors would have regained their confidence in the stock market had the combat phase of the war not been so swift and efficient this past spring. Remember, the DJIA had just posted a three-year (2000-2002) cumulative total return of (23.4%), so confidence levels were not particularly high heading into 2003.

Aside from geopolitical events, the rebound in U.S. manufacturing has to be regarded as the primary engine fueling the surging Dow. After all, it was weakness in the manufacturing sector back in late 2000 and throughout most of 2001 that drove the U.S. into its mild recession. The Institute for Supply Management Index ("ISM Index"), which measures manufacturing output, registered
66.2 in December. The index was at 49.8 in June of 2003. A reading above 50 signals an expansion in manufacturing activity. With new orders up and inventories just beginning to build, the outlook for manufacturing and industrial companies is quite optimistic, in our opinion, heading into 2004.

Two companies that dragged down the performance of the Portfolio in 2003 were Eastman Kodak Co. and AT&T Corp. Kodak's stock price came under pressure when the company announced it was shifting from the traditional film business to the digital marketplace and when it announced that it was reducing its dividend by 70%, the first cut since it started paying a dividend in 1902. AT&T's stock was down due to weakness in its traditional long distance business. The firm cited pricing pressures caused by an increase in competition from local telephone companies entering the long distance market as the reason revenues were declining. Another reason the Portfolio lagged the DJIA was the strong performance posted by Intel up 106% and Home Depot up 49% in 2003. These two companies were added to the DJIA in November 1999 to potentially boost the Index's return, which was accomplished in 2003.

The Portfolio lagged the DJIA in 2003. The stocks that gained were the following: Caterpillar Inc. up 86.1%, J.P. Morgan Chase & Co. up 60.3%, General Motors Corp. up 52.9%, Honeywell International Inc. up 43.3%, Altria Group, Inc. up 42.7%, General Electric Co. up 30.7%, E.I. DuPont de Nemours & Co. up 12.0% and SBC Communications, Inc. up 1.7%. The stocks that declined were the following: Eastman Kodak Co. down (23.8%) and AT&T Corp. down (18.8%).

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- FIRST QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2003

                                                FAIR
SHARES             COMMON STOCKS               VALUE        %
----------------------------------------------------------------
 5,482   Altria Group, Inc. (6)............  $  298,330    10.6
10,149   AT&T Corp. (1)....................     206,025     7.3
 4,740   Caterpillar Inc. (3)..............     393,515    14.0
 5,515   E.I. DuPont de Nemours & Co.
          (7)..............................     253,083     9.0
 6,751   Eastman Kodak Co. (9).............     173,298     6.2
 9,036   General Electric Co. (4)..........     279,935    10.0
 6,010   General Motors Corp. (8)..........     320,934    11.4
 9,283   Honeywell International Inc.
          (5)..............................     310,331    11.1
 9,199   JP Morgan Chase & Co. (2).........     337,879    12.0
 8,881   SBC Communications, Inc. (1)......     231,528     8.2
                                             ----------   -----
         TOTAL COMMON STOCKS...............  $2,804,858    99.8
                                             ----------   -----

 FACE                                           FAIR
AMOUNT         REPURCHASE AGREEMENTS           VALUE        %
---------------------------------------------------------------
$7,000   US Bank 0.80% due 1/2/04
          Repurchase price $7,000
          Collateralized by
          Freddie Mac Mortgage
          Back Pool #E89339
          Fair Value: $7,139
          Due: 5/1/17
          Interest: 5.50%..................  $    7,000     0.3
                                             ----------   -----
         TOTAL REPURCHASE AGREEMENTS.......  $    7,000     0.3
                                             ----------   -----
         TOTAL HOLDINGS (COST $2,394,518)
          (a)..............................  $2,811,858   100.1
                                             ----------   -----
         NET OTHER ASSETS (LIABILITIES)....      (2,237)   (0.1)
                                             ----------   -----
         NET ASSETS........................  $2,809,621   100.0
                                             ==========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Telecommunications & Related
 2.  Banking
 3.  Machinery
 4.  Diversified Manufacturing
 5.  Aerospace & Defense
 6.  Food, Beverage & Tobacco
 7.  Chemicals
 8.  Automotive & Related
 9.  Consumer Products

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- SECOND QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF DECEMBER 31, 2003

AVERAGE ANNUAL TOTAL RETURN:

One year                                    28.36%
Since inception (4/1/99)                     4.58%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                            DOW(SM) TARGET 10 --SECOND QUARTER
                                                             PORTFOLIO (COMMENCED OPERATIONS
                                                                      APRIL 1, 1999)               DOW JONES INDUSTRIAL AVERAGE
                                                            ----------------------------------     ----------------------------
04/01/99                                                               $ 10000.00                          $ 10000.00
                                                                         11463.00                            11253.00
12/99                                                                    10276.60                            11883.20
                                                                          8282.92                            10875.50
12/00                                                                    10538.40                            11306.10
                                                                         10946.20                            11097.00
12/01                                                                    10316.80                            10690.80
                                                                         10304.40                             9952.09
12/02                                                                     9634.62                             9086.26
                                                                         10642.40                             9904.93
12/03                                                                    12334.00                            11656.10

 COMMENTS

For the fiscal year ending December 31, 2003, the Dow(SM) Target 10 -- Second Quarter Portfolio returned 28.36% versus 28.28% for the current benchmark, the Dow Jones Industrial Average (DJIA).

The DJIA posted a gain of 28.28% in 2003 thanks to a number of positive events, but none more crucial than the successful combat and regime change efforts (ongoing) by U.S. and coalition forces in Iraq. In our opinion, it is doubtful that investors would have regained their confidence in the stock market had the combat phase of the war not been so swift and efficient this past spring. Remember, the DJIA had just posted a three-year (2000-2002) cumulative total return of (23.4%), so confidence levels were not particularly high heading into 2003.

Aside from geopolitical events, the rebound in U.S. manufacturing has to be regarded as the primary engine fueling the surging Dow. After all, it was weakness in the manufacturing sector back in late 2000 and throughout most of 2001 that drove the U.S. into its mild recession. The ISM Index, which measures manufacturing output, registered 66.2 in December. The index was at 49.8 in June of 2003. A reading above 50 signals an expansion in manufacturing activity. With new orders up and inventories just beginning to build, the outlook for manufacturing and industrial companies is quite optimistic, in our opinion, heading into 2004.

Two companies that dragged down the performance of the Portfolio in 2003 were Eastman Kodak Co. and AT&T Corp. Kodak's stock price came under pressure when the company announced it was shifting from the traditional film business to the digital marketplace and when it announced that it was reducing its dividend by 70%, the first cut since it started paying a dividend in 1902. AT&T's stock was down due to weakness in its traditional long distance business. The firm cited pricing pressures caused by an increase in competition from local telephone companies entering the long distance market as the reason revenues were declining. Another reason the Portfolio struggled to outperform the index was the strong performance posted by Intel up 106% and Home Depot up 49% in 2003. These two companies were added to the DJIA in November 1999 to potentially boost the Index's return, which was accomplished in 2003.

The Portfolio outperformed the DJIA slightly in 2003. The stocks that gained were the following: Caterpillar Inc. up 86.1%, Alcoa Inc. up 70.9%, Medco Health Solutions, Inc. up 65.8%, J.P. Morgan Chase & Co. up 60.3%, General Motors Corp. up 52.9%, Honeywell International Inc. up 43.3%, Altria Group, Inc. up 42.7%, General Electric Co. up 30.7%, International Paper Co. up 26.6%, Exxon Mobil Corp. up 20.6%, E. I DuPont de Nemours & Co. up 12.0% and SBC Communications, Inc. up 1.7%. The stocks that declined were the following: Eastman Kodak Co. down (23.8%), AT&T Corp. down (18.8%) and Merck & Co. Inc. down (11.2%).

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- SECOND QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2003

                                                 FAIR
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
  5,008   Alcoa Inc. (11)...................  $  190,304    5.6
  6,391   Altria Group, Inc. (4)............     347,798   10.3
  6,089   AT&T Corp. (1)....................     123,607    3.7
  3,897   Caterpillar Inc. (7)..............     323,529    9.5
  7,131   E.I. DuPont de Nemours & Co.
           (3)..............................     327,242    9.6
  9,538   Eastman Kodak Co. (5).............     244,840    7.2
  2,597   Exxon Mobil Corp. (13)............     106,477    3.1
  7,183   General Electric Co. (9)..........     222,529    6.6
  5,752   General Motors Corp. (8)..........     307,157    9.1
  4,684   Honeywell International Inc.
           (12).............................     156,586    4.6
  4,973   International Paper Co. (10)......     214,386    6.3
  9,697   JP Morgan Chase & Co. (2).........     356,171   10.5
    445   Medco Health Solutions, Inc.
           (6)*.............................      15,126    0.4
  3,678   Merck & Co. Inc. (6)..............     169,924    5.0
 10,822   SBC Communications, Inc. (1)......     282,129    8.3
                                              ----------   ----
          TOTAL COMMON STOCKS...............  $3,387,805   99.8
                                              ----------   ----

 FACE                                           FAIR
AMOUNT          REPURCHASE AGREEMENTS          VALUE        %
---------------------------------------------------------------
$ 6,000   US Bank 0.80% due 1/2/04
           Repurchase price $6,000
           Collateralized by Freddie Mac
           Mortgage Back
           Pool #E89339
           Fair Value: $6,119
           Due: 5/1/17
           Interest: 5.50%.................  $    6,000     0.2
                                             ----------   -----

          TOTAL REPURCHASE AGREEMENTS......  $    6,000     0.2
                                             ----------   -----
          TOTAL HOLDINGS (COST $3,093,387)
           (a).............................  $3,393,805   100.0
                                             ----------   -----
          NET OTHER ASSETS (LIABILITIES)...        (306)    0.0
                                             ----------   -----
          NET ASSETS.......................  $3,393,499   100.0
                                             ==========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 * Represents non-income producing security.

 INDUSTRIES

 1.  Telecommunications & Related
 2.  Banking
 3.  Chemicals
 4.  Food, Beverage & Tobacco
 5.  Consumer Products
 6.  Drugs & Biotechnology
 7.  Machinery
 8.  Automotive & Related
 9.  Diversified Manufacturing
10.  Paper & Related
11.  Metals & Mining
12.  Aerospace & Defense
13.  Oil, Energy & Natural Gas

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- THIRD QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF DECEMBER 31, 2003

AVERAGE ANNUAL TOTAL RETURN:

One year                                    24.46%
Since inception (7/1/99)                     0.50%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                             DOW(SM) TARGET 10 --THIRD QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                       JULY 1, 1999)               DOW JONES INDUSTRIAL AVERAGE
                                                             ---------------------------------     ----------------------------
07/01/99                                                               $ 10000.00                         $ 10000.00
12/99                                                                     8908.00                           10560.00
                                                                          7750.85                            9664.51
12/00                                                                     9294.82                           10047.20
                                                                          9599.69                            9861.35
12/01                                                                     8980.51                            9500.43
                                                                          8931.12                            8843.95
12/02                                                                     8215.74                            8074.52
                                                                          8813.84                            8802.04
12/03                                                                    10227.00                           10359.00

 COMMENTS

For the fiscal year ending December 31, 2003, the Dow(SM) Target 10 -- Third Quarter Portfolio returned 24.46% versus 28.28% for the current benchmark, the Dow Jones Industrial Average (DJIA).

The DJIA posted a gain of 28.28% in 2003 thanks to a number of positive events, but none more crucial than the successful combat and regime change efforts (ongoing) by U.S. and coalition forces in Iraq. In our opinion, it is doubtful that investors would have regained their confidence in the stock market had the combat phase of the war not been so swift and efficient this past spring. Remember, the DJIA had just posted a three-year (2000-2002) cumulative total return of (23.4%), so confidence levels were not particularly high heading into 2003.

Aside from geopolitical events, the rebound in U.S. manufacturing has to be regarded as the primary engine fueling the surging Dow. After all, it was weakness in the manufacturing sector back in late 2000 and throughout most of 2001 that drove the U.S. into its mild recession. The ISM Index, which measures manufacturing output, registered 66.2 in December. The index was at 49.8 in June of 2003. A reading above 50 signals an expansion in manufacturing activity. With new orders up and inventories just beginning to build, the outlook for manufacturing and industrial companies is quite optimistic, in our opinion, heading into 2004.

Two companies that dragged down the performance of the Portfolio in 2003 were Eastman Kodak Co. and AT&T Corp. Kodak's stock price came under pressure when the company announced it was shifting from the traditional film business to the digital marketplace and when it announced that it was reducing its dividend by 70%, the first cut since it started paying a dividend in 1902. AT&T's stock was down due to weakness in its traditional long distance business. The firm cited pricing pressures caused by an increase in competition from local telephone companies entering the long distance market as the reason revenues were declining. Another reason the Portfolio lagged the index was the strong performance posted by Intel up 106% and Home Depot up 49% in 2003. These two companies were added to the DJIA in November 1999 to potentially boost the Index's return, which was accomplished in 2003.

The Portfolio lagged the DJIA in 2003. The stocks that gained were the following: J.P. Morgan Chase & Co. up 60.3%, General Motors Corp. up 52.9%, Honeywell International Inc. up 43.3%, Altria Group, Inc. up 42.7%, International Paper Co. up 26.6%, Exxon Mobil Corp. up 20.6%, E. I. DuPont de Nemours & Co. up 12.0% and SBC Communications, Inc. up 1.7%. The stocks that declined were the following: Eastman Kodak Co. down (23.8%) and AT&T Corp. down (18.8%).

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- THIRD QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2003

                                                FAIR
SHARES             COMMON STOCKS               VALUE        %
---------------------------------------------------------------
 6,213   Altria Group, Inc. (5)............  $  338,111    10.5
14,468   AT&T Corp. (2)....................     293,700     9.1
 6,696   E.I. DuPont de Nemours & Co.
          (4)..............................     307,279     9.6
10,182   Eastman Kodak Co. (6).............     261,372     8.1
 7,706   Exxon Mobil Corp. (9).............     315,946     9.8
 7,760   General Motors Corp. (8)..........     414,384    12.9
10,503   Honeywell International Inc.
          (3)..............................     351,115    10.9
 7,759   International Paper Co. (7).......     334,490    10.4
 8,267   JP Morgan Chase & Co. (1).........     303,647     9.5
11,016   SBC Communications, Inc. (2)......     287,189     8.9
                                             ----------   -----
         TOTAL COMMON STOCKS...............  $3,207,233    99.7
                                             ----------   -----
         TOTAL HOLDINGS (COST $3,047,041)
          (a)..............................  $3,207,233    99.7
                                             ----------   -----
         NET OTHER ASSETS (LIABILITIES)....       9,018     0.3
                                             ----------   -----
         NET ASSETS........................  $3,216,251   100.0
                                             ==========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Banking
 2.  Telecommunications & Related
 3.  Aerospace & Defense
 4.  Chemicals
 5.  Food, Beverage & Tobacco
 6.  Consumer Products
 7.  Paper & Related
 8.  Automotive & Related
 9.  Oil, Energy & Natural Gas

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- FOURTH QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF DECEMBER 31, 2003

AVERAGE ANNUAL TOTAL RETURN:

One year                                    23.81%
Since inception (10/1/99)                    3.60%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                            DOW(SM) TARGET 10 --FOURTH QUARTER
                                                             PORTFOLIO (COMMENCED OPERATIONS
                                                                    NOVEMBER 1, 1999)              DOW JONES INDUSTRIAL AVERAGE
                                                            ----------------------------------     ----------------------------
10/01/99                                                               $ 10000.00                          $ 10000.00
12/99                                                                     9267.00                            11162.00
                                                                          8094.72                            10215.50
12/00                                                                    10111.90                            10620.00
                                                                         10191.80                            10423.50
12/01                                                                     9951.29                            10042.00
                                                                         10217.00                             9348.12
12/02                                                                     9386.35                             8534.83
                                                                         10145.70                             9303.82
12/03                                                                    11621.00                            10948.70

 COMMENTS

For the fiscal year ending December 31, 2003, the Dow(SM) Target 10 -- Fourth Quarter Portfolio returned 23.81% versus 28.28% for the current benchmark, the Dow Jones Industrial Average (DJIA).

The DJIA posted a gain of 28.28% in 2003 thanks to a number of positive events, but none more crucial than the successful combat and regime change efforts (ongoing) by U.S. and coalition forces in Iraq. In our opinion, it is doubtful that investors would have regained their confidence in the stock market had the combat phase of the war not been so swift and efficient this past spring. Remember, the DJIA had just posted a three-year (2000-2002) cumulative total return of (23.4%), so confidence levels were not particularly high heading into 2003.

Aside from geopolitical events, the rebound in U.S. manufacturing has to be regarded as the primary engine fueling the surging Dow. After all, it was weakness in the manufacturing sector back in late 2000 and throughout most of 2001 that drove the U.S. into its mild recession. The ISM Index, which measures manufacturing output, registered 66.2 in December. The index was at 49.8 in June of 2003. A reading above 50 signals an expansion in manufacturing activity. With new orders up and inventories just beginning to build, the outlook for manufacturing and industrial companies is quite optimistic, in our opinion, heading into 2004.

The two companies that dragged down the performance of the Portfolio in 2003 were AT&T Corp. and Merck & Co. Inc. AT&T was down due to weakness in its traditional long distance business. The firm cited pricing pressures caused by an increase in competition from local telephone companies entering the long distance market as the reason revenues were declining. Merck was down only about 1% through the first seven months of 2003, but slid further following the spin-off of Medco Health Solutions, Inc. in August. Another reason the Portfolio lagged the DJIA was the strong performance posted by Intel up 106% and Home Depot up 49% in 2003. These two companies were added to the DJIA in November 1999 to potentially boost the Index's return, which was accomplished in 2003.

The Portfolio lagged the DJIA in 2003. The stocks that gained were the following: J.P. Morgan Chase & Co. up 60.3%, General Motors Corp. up 52.9%, Honeywell International Inc. up 43.3%, Altria Group, Inc. up 42.7%, Citigroup Inc. up 41.6%, Exxon Mobil Corp. up 20.6%, E.I. DuPont de Nemours & Co. up 12.0% and SBC Communications, Inc. up 1.7%. The stocks that declined were the following: AT&T Corp. down (18.8%) and Merck & Co. Inc. down (11.2%).

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- FOURTH QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2003

                                                FAIR
SHARES             COMMON STOCKS               VALUE        %
---------------------------------------------------------------
 5,244   Altria Group, Inc. (4)............  $  285,378    11.0
10,656   AT&T Corp. (3)....................     216,317     8.3
 5,049   Citigroup Inc. (8)................     245,078     9.4
 5,744   E.I. DuPont de Nemours & Co.
          (6)..............................     263,592    10.1
 6,275   Exxon Mobile Corp. (2)............     257,275     9.9
 5,611   General Motors Corp. (7)..........     299,627    11.5
 8,714   Honeywell International Inc.
          (5)..............................     291,309    11.2
 6,691   JP Morgan Chase & Co. (1).........     245,760     9.5
 4,534   Merck & Co. Inc. (9)..............     209,471     8.1
10,318   SBC Communications, Inc. (3)......     268,992    10.4
                                             ----------   -----
         TOTAL COMMON STOCKS...............  $2,582,799    99.4
                                             ----------   -----

 FACE                                           FAIR
AMOUNT          REPURCHASE AGREEMENTS          VALUE        %
---------------------------------------------------------------
$26,000   US Bank 0.80% due 1/2/04
           Repurchase price $26,001
           Collateralized by Freddie Mac
           Mortgage Back
           Pool #E89339
           Fair Value: $26,517
           Due: 5/1/17
           Interest: 5.50%.................  $   26,000     1.0
                                             ----------   -----
          TOTAL REPURCHASE AGREEMENTS......  $   26,000     1.0
                                             ----------   -----
          TOTAL HOLDINGS (COST $2,362,563)
           (a).............................  $2,608,799   100.4
                                             ----------   -----
          NET OTHER ASSETS (LIABILITIES)...     (10,439)   (0.4)
                                             ----------   -----
          NET ASSETS.......................  $2,598,360   100.0
                                             ==========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Banking
 2.  Oil, Energy & Natural Gas
 3.  Telecommunications & Related
 4.  Food, Beverage & Tobacco
 5.  Aerospace & Defense
 6.  Chemicals
 7.  Automotive & Related
 8.  Financial Services
 9.  Drugs & Biotechnology

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- FIRST QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF DECEMBER 31, 2003

AVERAGE ANNUAL TOTAL RETURN:

One year                                    19.55%
Since inception (1/3/00)                     3.41%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                              DOW(SM) TARGET 5 --FIRST QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                      JANUARY 3, 2000)             DOW JONES INDUSTRIAL AVERAGE
                                                              --------------------------------     ----------------------------
01/03/00                                                                $ 10000.00                        $ 10000.00
                                                                           8307.00                           9152.00
12/00                                                                     11316.60                           9514.42
                                                                          11762.50                           9338.40
12/01                                                                     10943.80                           8996.62
                                                                          10640.70                           8374.95
12/02                                                                      9564.91                           7646.33
                                                                          10301.40                           8335.26
12/03                                                                     11434.60                           9808.00

 COMMENTS

For the fiscal year ending December 31, 2003, the Dow(SM) Target 5 -- First Quarter Portfolio returned 19.55% versus 28.28% for the current benchmark, the Dow Jones Industrial Average (DJIA).

The DJIA posted a gain of 28.28% in 2003 thanks to a number of positive events, but none more crucial than the successful combat and regime change efforts (ongoing) by U.S. and coalition forces in Iraq. In our opinion, it is doubtful that investors would have regained their confidence in the stock market had the combat phase of the war not been so swift and efficient this past spring. Remember, the DJIA had just posted a three-year (2000-2002) cumulative total return of (23.4%), so confidence levels were not particularly high heading into 2003.

Aside from geopolitical events, the rebound in U.S. manufacturing has to be regarded as the primary engine fueling the surging Dow. After all, it was weakness in the manufacturing sector back in late 2000 and throughout most of 2001 that drove the U.S. into its mild recession. The ISM Index, which measures manufacturing output, registered 66.2 in December. The index was at 49.8 in June of 2003. A reading above 50 signals an expansion in manufacturing activity. With new orders up and inventories just beginning to build, the outlook for manufacturing and industrial companies is quite optimistic, in our opinion, heading into 2004.

The company that dragged down the performance of the Portfolio in 2003 was AT&T Corp. The stock was down due to weakness in its traditional long distance business. The firm cited pricing pressures caused by an increase in competition from local telephone companies entering the long distance market as the reason revenues were declining. Another reason the Portfolio lagged the DJIA was the strong performance posted by Intel up 106% and Home Depot up 49% in 2003. These two companies were added to the DJIA in November 1999 to potentially boost the Index's return, which was accomplished in 2003.

The Portfolio lagged the DJIA in 2003. The stocks that gained were the following: J.P. Morgan Chase & Co. up 60.3%, Honeywell International Inc. up 43.3%, General Electric Co. up 30.7% and SBC Communications, Inc. up 1.7%. The only stock that declined was AT&T Corp. down (18.8%).

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- FIRST QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2003

                                                 FAIR
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
 7,374   AT&T Corp. (1)......................  $149,692    15.4
 6,566   General Electric Co. (3)............   203,415    20.9
 6,744   Honeywell International Inc. (4)....   225,452    23.1
 6,684   JP Morgan Chase & Co. (2)...........   245,503    25.2
 6,452   SBC Communications, Inc. (1)........   168,204    17.3
                                               --------   -----
         TOTAL COMMON STOCKS.................  $992,266   101.9
                                               --------   -----

 FACE                                            FAIR
AMOUNT          REPURCHASE AGREEMENTS           VALUE       %
---------------------------------------------------------------
$3,000   US Bank 0.80% due 1/2/04
          Repurchase price $3,000
          Collateralized by Freddie Mac
          Mortgage Back Pool #E89339
          Fair Value: $3,060
          Due: 5/1/17
          Interest: 5.50%....................  $  3,000     0.3
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS.........  $  3,000     0.3
                                               --------   -----
         TOTAL HOLDINGS (COST $882,084)
          (a)................................  $995,266   102.2
                                               --------   -----
         NET OTHER ASSETS (LIABILITIES)......   (21,091)   (2.2)
                                               --------   -----
         NET ASSETS..........................  $974,175   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Telecommunications & Related
 2.  Banking
 3.  Diversified Manufacturing
 4.  Aerospace & Defense

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- SECOND QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF DECEMBER 31, 2003

AVERAGE ANNUAL TOTAL RETURN:

One year                                    23.25%
Since inception (4/3/00)                     5.93%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                             DOW(SM) TARGET 5 --SECOND QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                      APRIL 3, 2000)               DOW JONES INDUSTRIAL AVERAGE
                                                             ---------------------------------     ----------------------------
04/03/00                                                               $ 10000.00                         $ 10000.00
                                                                          9204.00                            9601.00
12/00                                                                    12451.20                            9981.20
                                                                         12538.30                            9796.55
12/01                                                                    11126.50                            9437.99
                                                                         10880.60                            8785.83
12/02                                                                    10066.70                            8021.46
                                                                         10996.90                            8744.20
12/03                                                                    12406.00                           10289.00

 COMMENTS

For the fiscal year ending December 31, 2003, the Dow(SM) Target 5 -- Second Quarter Portfolio returned 23.25% versus 28.28% for the current benchmark, the Dow Jones Industrial Average (DJIA).

The DJIA posted a gain of 28.28% in 2003 thanks to a number of positive events, but none more crucial than the successful combat and regime change efforts (ongoing) by U.S. and coalition forces in Iraq. In our opinion, it is doubtful that investors would have regained their confidence in the stock market had the combat phase of the war not been so swift and efficient this past spring. Remember, the DJIA had just posted a three-year (2000-2002) cumulative total return of (23.4%), so confidence levels were not particularly high heading into 2003.

Aside from geopolitical events, the rebound in U.S. manufacturing has to be regarded as the primary engine fueling the surging Dow. After all, it was weakness in the manufacturing sector back in late 2000 and throughout most of 2001 that drove the U.S. into its mild recession. The ISM Index, which measures manufacturing output, registered 66.2 in December. The index was at 49.8 in June of 2003. A reading above 50 signals an expansion in manufacturing activity. With new orders up and inventories just beginning to build, the outlook for manufacturing and industrial companies is quite optimistic, in our opinion, heading into 2004.

Two companies that dragged down the performance of the Portfolio in 2003 were Eastman Kodak Co. and AT&T Corp. Kodak's stock price came under pressure when the company announced it was shifting from the traditional film business to the digital marketplace and when it announced that it was reducing its dividend by 70%, the first cut since it started paying a dividend in 1902. AT&T's stock was down due to weakness in its traditional long distance business. The firm cited pricing pressures caused by an increase in competition from local telephone companies entering the long distance market as the reason revenues were declining. Another reason the Portfolio lagged the index was the strong performance posted by Intel up 106% and Home Depot up 49% in 2003. These two companies were added to the DJIA in November 1999 to potentially boost the Index's return, which was accomplished in 2003.

The Portfolio lagged the DJIA in 2003. The stocks that gained were the following: Alcoa Inc. up 70.9%, J.P. Morgan Chase & Co. up 60.3%, Honeywell International Inc. up 43.3%, General Electric Co. up 30.7%, International Paper Co. up 26.6%, Exxon Mobil Corp. up 20.6% and SBC Communications, Inc. up 1.7%. The stocks that declined were the following: Eastman Kodak Co. down (23.8%) and AT&T Corp. down (18.8%).

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- SECOND QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2003

                                                 FAIR
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
 2,455   Alcoa Inc. (5)......................  $ 93,290    11.3
 2,985   AT&T Corp. (1)......................    60,596     7.3
 3,039   Eastman Kodak Co. (4)...............    78,011     9.5
 1,273   Exxon Mobil Corp. (8)...............    52,193     6.3
 1,623   General Electric Co. (7)............    50,281     6.1
 2,297   Honeywell International Inc. (6)....    76,789     9.3
 2,439   International Paper Co. (3).........   105,145    12.6
 4,755   JP Morgan Chase & Co. (2)...........   174,651    21.2
 5,305   SBC Communications, Inc. (1)........   138,301    16.8
                                               --------   -----
         TOTAL COMMON STOCKS.................  $829,257   100.4
                                               --------   -----
         TOTAL HOLDINGS (COST $833,355)
          (a)................................  $829,257   100.4
                                               --------   -----
         NET OTHER ASSETS (LIABILITIES)......    (3,655)  (0.4)
         NET ASSETS..........................  $825,602   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Telecommunications & Related
 2.  Banking
 3.  Paper & Products
 4.  Consumer Products
 5.  Metals & Mining
 6.  Aerospace & Defense
 7.  Diversified Manufacturing
 8.  Oil, Energy & Natural Gas

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- THIRD QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF DECEMBER 31, 2003

AVERAGE ANNUAL TOTAL RETURN:

One year                                    14.88%
Since inception (7/3/00)                     4.01%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                              DOW(SM) TARGET 5 --THIRD QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                       JULY 3, 2000)               DOW JONES INDUSTRIAL AVERAGE
                                                              --------------------------------     ----------------------------
07/03/00                                                                $ 10000.00                         $ 10000.00
12/00                                                                     11824.00                           10396.00
                                                                          12511.00                           10203.70
12/01                                                                     11197.30                            9830.22
                                                                          10942.00                            9150.95
12/02                                                                      9990.07                            8354.82
                                                                          10647.40                            9107.59
12/03                                                                     11476.00                           10717.80

 COMMENTS

For the fiscal year ending December 31, 2003, the Dow(SM) Target 5 -- Third Quarter Portfolio returned 14.88% versus 28.28% for the current benchmark, the Dow Jones Industrial Average (DJIA).

The DJIA posted a gain of 28.28% in 2003 thanks to a number of positive events, but none more crucial than the successful combat and regime change efforts (ongoing) by U.S. and coalition forces in Iraq. In our opinion, it is doubtful that investors would have regained their confidence in the stock market had the combat phase of the war not been so swift and efficient this past spring. Remember, the DJIA had just posted a three-year (2000-2002) cumulative total return of (23.4%), so confidence levels were not particularly high heading into 2003.

Aside from geopolitical events, the rebound in U.S. manufacturing has to be regarded as the primary engine fueling the surging Dow. After all, it was weakness in the manufacturing sector back in late 2000 and throughout most of 2001 that drove the U.S. into its mild recession. The ISM Index, which measures manufacturing output, registered 66.2 in December. The index was at 49.8 in June of 2003. A reading above 50 signals an expansion in manufacturing activity. With new orders up and inventories just beginning to build, the outlook for manufacturing and industrial companies is quite optimistic, in our opinion, heading into 2004.

Two companies that dragged down the performance of the Portfolio in 2003 were Eastman Kodak Co. and AT&T Corp. Kodak's stock price came under pressure when the company announced it was shifting from the traditional film business to the digital marketplace and when it announced that it was reducing its dividend by 70%, the first cut since it started paying a dividend in 1902. AT&T's stock was down due to weakness in its traditional long distance business. The firm cited pricing pressures caused by an increase in competition from local telephone companies entering the long distance market as the reason revenues were declining. Another reason the Portfolio lagged the index was the strong performance posted by Intel up 106% and Home Depot up 49% in 2003. These two companies were added to the DJIA in November 1999 to potentially boost the Index's return, which was accomplished in 2003.

The Portfolio significantly lagged the DJIA in 2003. The stocks that gained were the following: J.P. Morgan Chase & Co. up 60.3%, Honeywell International Inc. up 43.3% and SBC Communications, Inc. up 1.7%. The stocks that declined were the following: Eastman Kodak Co. down (23.8%) and AT&T Corp. down (18.8%).

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- THIRD QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2003

                                                 FAIR
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
 9,440   AT& T Corp. (2).....................  $191,632    19.6
 6,647   Eastman Kodak Co. (3)...............   170,629    17.5
 6,854   Honeywell International Inc. (4)....   229,129    23.4
 5,393   JP Morgan Chase & Co. (1)...........   198,085    20.3
 7,191   SBC Communications, Inc. (2)........   187,469    19.2
                                               --------   -----
         TOTAL COMMON STOCKS.................  $976,944   100.0
                                               --------   -----

 FACE                                            FAIR
AMOUNT          REPURCHASE AGREEMENTS           VALUE       %
---------------------------------------------------------------
$3,000   US Bank 0.80% due 1/2/04
          Repurchase price $3,000
          Collateralized by Freddie Mac
          Mortgage Back Pool #E89339
          Fair Value: $3,060
          Due: 5/1/17
          Interest: 5.50%....................  $  3,000     0.3

         TOTAL REPURCHASE AGREEMENTS.........  $  3,000     0.3
                                               --------   -----
         TOTAL HOLDINGS (COST $893,339)
          (a)................................  $979,944   100.3
                                               --------   -----
         NET OTHER ASSETS (LIABILITIES)......    (3,184)   (0.3)
                                               --------   -----
         NET ASSETS..........................  $976,760   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Banking
 2.  Telecommunications & Related
 3.  Consumer Products
 4.  Aerospace & Defense

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- FOURTH QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF DECEMBER 31, 2003

AVERAGE ANNUAL TOTAL RETURN:

One year                                    19.54%
Since inception (10/1/99)                    1.83%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                             DOW(SM) TARGET 5 --FOURTH QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                     OCTOBER 1, 1999)              DOW JONES INDUSTRIAL AVERAGE
                                                             ---------------------------------     ----------------------------
10/01/99                                                               $ 10000.00                          $ 10000.00
12/99                                                                     8530.00                            11162.00
                                                                          7389.54                            10215.50
12/00                                                                     9304.17                            10620.00
                                                                          9270.67                            10423.50
12/01                                                                     9601.64                            10042.00
                                                                          9886.81                             9348.12
12/02                                                                     9036.54                             8534.83
                                                                          9766.69                             9303.82
12/03                                                                    10801.00                            10948.70

 COMMENTS

For the fiscal year ending December 31, 2003, the Dow(SM) Target 5 -- Fourth Quarter Portfolio returned 19.54% versus 28.28% for the current benchmark, the Dow Jones Industrial Average (DJIA).

The DJIA posted a gain of 28.28% in 2003 thanks to a number of positive events, but none more crucial than the successful combat and regime change efforts (ongoing) by U.S. and coalition forces in Iraq. In our opinion, it is doubtful that investors would have regained their confidence in the stock market had the combat phase of the war not been so swift and efficient this past spring. Remember, the DJIA had just posted a three-year (2000-2002) cumulative total return of (23.4%), so confidence levels were not particularly high heading into 2003.

Aside from geopolitical events, the rebound in U.S. manufacturing has to be regarded as the primary engine fueling the surging Dow. After all, it was weakness in the manufacturing sector back in late 2000 and throughout most of 2001 that drove the U.S. into its mild recession. The ISM Index, which measures manufacturing output, registered 66.2 in December. The index was at 49.8 in June of 2003. A reading above 50 signals an expansion in manufacturing activity. With new orders up and inventories just beginning to build, the outlook for manufacturing and industrial companies is quite optimistic, in our opinion, heading into 2004.

The company that dragged down the performance of the Portfolio in 2003 was AT&T Corp. The stock was down due to weakness in its traditional long distance business. The firm cited pricing pressures caused by an increase in competition from local telephone companies entering the long distance market as the reason revenues were declining. Another reason the Portfolio lagged the DJIA was the strong performance posted by Intel up 106% and Home Depot up 49% in 2003. These two companies were added to the DJIA in November 1999 to potentially boost the Index's return, which was accomplished in 2003.

The Portfolio lagged the DJIA in 2003. The stocks that gained were the following: J.P. Morgan Chase & Co. up 60.3%, Honeywell International Inc. up 43.3%, Exxon Mobil Corp. up 20.6% and SBC Communications, Inc. up 1.7%. The only stock that declined was AT&T Corp. down (18.8%).

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- FOURTH QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2003

                                                FAIR
SHARES             COMMON STOCKS               VALUE        %
---------------------------------------------------------------
 8,965   AT&T Corp. (2)....................  $  181,990    16.1
 5,277   Exxon Mobile Corp. (4)............     216,357    19.1
 7,331   Honeywell International Inc.
          (3)..............................     245,075    21.7
 5,627   JP Morgan Chase & Co. (1).........     206,680    18.3
 8,682   SBC Communications, Inc. (2)......     226,339    20.0
                                             ----------   -----
         TOTAL COMMON STOCKS...............  $1,076,441    95.2
                                             ----------   -----

 FACE                                           FAIR
AMOUNT         REPURCHASE AGREEMENTS           VALUE        %
---------------------------------------------------------------
$1,000   US Bank 0.80% due 1/2/04
          Repurchase price $1,000
          Collateralized by
          Freddie Mac Mortgage
          Back Pool #E89339
          Fair Value: $1,020
          Due: 5/1/17
          Interest: 5.50%..................  $    1,000     0.1
                                             ----------   -----
         TOTAL REPURCHASE AGREEMENTS.......  $    1,000     0.1
                                             ----------   -----
         TOTAL HOLDINGS (COST $1,007,359)
          (a)..............................  $1,077,441    95.3
                                             ----------   -----
         NET OTHER ASSETS (LIABILITIES)....      53,731     4.7
                                             ----------   -----
         NET ASSETS........................  $1,131,172   100.0
                                             ==========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Banking
 2.  Telecommunications & Related
 3.  Aerospace & Defense
 4.  Oil, Energy & Natural Gas

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF ASSETS AND LIABILITIES                          DECEMBER 31, 2003

                                                                                 DOW TARGET 10 PORTFOLIOS
                                                              ---------------------------------------------------------------
                                                              FIRST QUARTER   SECOND QUARTER   THIRD QUARTER   FOURTH QUARTER
                                                              -------------   --------------   -------------   --------------
Assets:
  Investments in securities, at cost........................   $2,394,518       $3,093,387      $3,047,041       $2,362,563
                                                               ==========       ==========      ==========       ==========
  Investments in securities, at fair value..................   $2,811,858       $3,393,805      $3,207,233       $2,608,799
  Cash in bank..............................................          258              193              --              305
  Receivable for securities sold............................           --               --          25,016               --
  Receivable for fund shares sold...........................           --               --              --            5,506
  Dividends & accrued interest receivable...................        7,946            8,608           7,735            7,542
  Other.....................................................           40               47              34               27
                                                               ----------       ----------      ----------       ----------
    Total Assets............................................    2,820,102        3,402,653       3,240,018        2,622,179
                                                               ----------       ----------      ----------       ----------
Liabilities:
  Cash overdraft............................................           --               --          15,515               --
  Payable for securities purchased..........................           --               --              --           15,008
  Payable for fund interests redeemed.......................          101              125             116                2
  Payable for investment management services (note 3).......          461            1,658           1,573            1,218
  Accrued professional fees.................................        1,031              988             861              833
  Accrued custody expense...................................        1,424            1,073             594            1,707
  Accrued accounting fees...................................        2,829            1,061           1,158            1,011
  Accrued printing, proxy and postage expense...............        2,433            2,503           2,139            2,373
  Other accrued expenses....................................        2,202            1,746           1,811            1,667
                                                               ----------       ----------      ----------       ----------
    Total Liabilities.......................................       10,481            9,154          23,767           23,819
                                                               ----------       ----------      ----------       ----------
Net assets..................................................   $2,809,621       $3,393,499      $3,216,251       $2,598,360
                                                               ==========       ==========      ==========       ==========
Net assets consist of:
  Par value, $1 per membership interest.....................   $  282,014       $  311,684      $  346,714       $  246,562
  Paid-in capital in excess of par value....................    2,288,393        3,027,110       2,786,992        2,230,187
  Accumulated net realized loss on investments..............     (169,270)        (220,006)        (71,068)        (118,994)
  Net unrealized appreciation on investments................      417,340          300,418         160,192          246,236
  Distributions in excess of net investment income..........       (8,856)         (25,707)         (6,579)          (5,631)
                                                               ----------       ----------      ----------       ----------
Net assets..................................................   $2,809,621       $3,393,499      $3,216,251       $2,598,360
                                                               ==========       ==========      ==========       ==========
Membership interest outstanding.............................      282,014          311,684         346,714          246,562
Net asset value per membership interest.....................   $     9.96       $    10.89      $     9.28       $    10.54
                                                               ==========       ==========      ==========       ==========

 STATEMENTS OF OPERATIONS                   FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                 DOW TARGET 10 PORTFOLIOS
                                                              ---------------------------------------------------------------
                                                              FIRST QUARTER   SECOND QUARTER   THIRD QUARTER   FOURTH QUARTER
                                                              -------------   --------------   -------------   --------------
Investment income:
  Interest..................................................    $     67         $    133        $    134         $    138
  Dividends.................................................      74,025           87,503          82,553           56,312
                                                                --------         --------        --------         --------
    Total investment income.................................      74,092           87,636          82,687           56,450
                                                                --------         --------        --------         --------
Expenses:
  Management fees (note 3)..................................      11,027           13,584          12,339            8,673
  Custodian fees............................................       3,000            3,525           3,405            3,330
  Directors' fees...........................................       1,000            1,200             750              750
  Professional fees.........................................       2,100            2,150           2,075            2,025
  Accounting fees...........................................       2,204            2,970           2,506            2,365
  Printing, proxy and postage...............................       2,100            2,500           2,300            1,800
  Other.....................................................          47               62              47               41
                                                                --------         --------        --------         --------
    Total expenses..........................................      21,478           25,991          23,422           18,984
    Less expenses voluntarily reduced or reimbursed by
      advisor (note 3)......................................      (1,106)              --              --             (148)
                                                                --------         --------        --------         --------
    Net expenses............................................      20,372           25,991          23,422           18,836
                                                                --------         --------        --------         --------
    Net investment income...................................      53,720           61,645          59,265           37,614
                                                                --------         --------        --------         --------
Realized & unrealized gain (loss) on investments:
  Net realized gain (loss) on investments...................     (69,699)          (2,861)         56,589           27,538
  Change in unrealized appreciation/depreciation on
    investments.............................................     661,750          645,871         460,842          369,985
                                                                --------         --------        --------         --------
    Net gain on investments.................................     592,051          643,010         517,431          397,523
                                                                --------         --------        --------         --------
    Net increase in net assets from operations..............    $645,771         $704,655        $576,696         $435,137
                                                                ========         ========        ========         ========

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)              DECEMBER 31, 2003

                                                                                  DOW TARGET 5 PORTFOLIOS
                                                              ---------------------------------------------------------------
                                                              FIRST QUARTER   SECOND QUARTER   THIRD QUARTER   FOURTH QUARTER
                                                              -------------   --------------   -------------   --------------
Assets:
  Investments in securities, at cost........................    $882,084         $833,355        $ 893,339       $1,007,359
                                                                ========         ========        =========       ==========
  Investments in securities, at fair value..................    $995,266         $829,257        $ 979,944       $1,077,441
  Cash in bank..............................................         516              838              541              971
  Receivable for fund shares sold...........................          --               --               --           56,163
  Dividends & accrued interest receivable...................       3,065            1,034            2,242            2,129
  Due from advisor..........................................          58              249              472              102
  Other.....................................................          14               11               14               13
                                                                --------         --------        ---------       ----------
    Total Assets............................................     998,919          831,389          983,213        1,136,819
                                                                --------         --------        ---------       ----------
Liabilities:
  Payable for fund interests redeemed.......................      19,458               25               28                4
  Payable for investment management services (note 3).......          32               27               32               35
  Accrued professional fees.................................         837              878              944              956
  Accrued custody expense...................................       1,472            1,837            1,780            1,456
  Accrued accounting fees...................................       1,703            1,517            1,741            1,809
  Accrued printing, proxy and postage expense...............         930              965            1,195              754
  Other accrued expenses....................................         312              538              733              633
                                                                --------         --------        ---------       ----------
    Total Liabilities.......................................      24,744            5,787            6,453            5,647
                                                                --------         --------        ---------       ----------
Net assets..................................................    $974,175         $825,602        $ 976,760       $1,131,172
                                                                ========         ========        =========       ==========
Net assets consist of:
  Par value, $1 per membership interest.....................    $103,102         $ 91,420        $ 105,302       $  115,920
  Paid-in capital in excess of par value....................     832,799          770,044          920,969          981,111
  Accumulated net realized loss on investments..............     (69,494)         (28,970)        (133,290)         (32,536)
  Net unrealized appreciation (depreciation) on
    investments.............................................     113,182           (4,098)          86,605           70,082
  Distributions in excess of net investment income..........      (5,414)          (2,794)          (2,826)          (3,405)
                                                                --------         --------        ---------       ----------
Net assets..................................................    $974,175         $825,602        $ 976,760       $1,131,172
                                                                ========         ========        =========       ==========
Membership interest outstanding.............................     103,102           91,420          105,302          115,920
Net asset value per membership interest.....................    $   9.45         $   9.03        $    9.28       $     9.76
                                                                ========         ========        =========       ==========

 STATEMENTS OF OPERATIONS (CONTINUED)       FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                  DOW TARGET 5 PORTFOLIOS
                                                              ---------------------------------------------------------------
                                                              FIRST QUARTER   SECOND QUARTER   THIRD QUARTER   FOURTH QUARTER
                                                              -------------   --------------   -------------   --------------
Investment income:
  Interest..................................................    $     51         $     62        $     60         $     59
  Dividends.................................................      26,943           21,196          30,745           23,733
                                                                --------         --------        --------         --------
    Total investment income.................................      26,994           21,258          30,805           23,792
                                                                --------         --------        --------         --------
Expenses:
  Management fees (note 3)..................................       4,383            3,401           4,405            3,790
  Custodian fees............................................       3,322            3,365           3,275            3,275
  Directors' fees...........................................         405              200             400              350
  Professional fees.........................................       2,025            1,485           1,910            1,900
  Accounting fees...........................................       1,466            1,680           1,740            1,690
  Printing, proxy, and postage fees.........................         950              777           1,100              825
  Other.....................................................          24               21              23               20
                                                                --------         --------        --------         --------
    Total expenses..........................................      12,575           10,929          12,853           11,850
    Less expenses voluntarily reduced or reimbursed by
      advisor (note 3)......................................      (1,713)          (2,274)         (1,844)          (2,312)
                                                                --------         --------        --------         --------
    Net expenses............................................      10,862            8,655          11,009            9,538
                                                                --------         --------        --------         --------
    Net investment income...................................      16,132           12,603          19,796           14,254
                                                                --------         --------        --------         --------
Realized & unrealized gain (loss) on investments:
  Net realized loss on investments..........................    $(26,937)        $(27,394)       $(58,401)        $ (1,902)
  Change in unrealized appreciation/depreciation on
    investments.............................................     204,968          157,045         141,227          154,694
                                                                --------         --------        --------         --------
      Net gain on investments...............................     178,031          129,651          82,826          152,792
                                                                --------         --------        --------         --------
      Net increase in net assets from operations............    $194,163         $142,254        $102,622         $167,046
                                                                ========         ========        ========         ========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                   DOW TARGET 10 PORTFOLIOS
                              ---------------------------------------------------------------------------------------------------
                                  FIRST QUARTER            SECOND QUARTER             THIRD QUARTER            FOURTH QUARTER
                              ----------------------   -----------------------   -----------------------   ----------------------
                                 YEAR        YEAR         YEAR         YEAR         YEAR         YEAR         YEAR        YEAR
                                ENDED        ENDED       ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                               12/31/03    12/31/02     12/31/03     12/31/02     12/31/03     12/31/02     12/31/03    12/31/02
                              ----------   ---------   ----------   ----------   ----------   ----------   ----------   ---------
From operations:
  Net investment income.....  $   53,720   $  10,385   $   61,645   $   20,812   $   59,265   $   22,074   $   37,614   $  13,012
  Realized gain (loss) on
    investments.............     (69,699)    (31,577)      (2,861)     (72,987)      56,589       16,537       27,538     (22,618)
  Change in unrealized
   appreciation/depreciation
    on investments..........     661,750     (37,137)     645,871        3,223      460,842     (122,793)     369,985     (17,570)
                              ----------   ---------   ----------   ----------   ----------   ----------   ----------   ---------
    Net increase (decrease)
      in net assets from
      operations............     645,771     (58,329)     704,655      (48,952)     576,696      (84,182)     435,137     (27,176)
                              ----------   ---------   ----------   ----------   ----------   ----------   ----------   ---------
  Dividends and
    distributions to
    shareholders:
    Dividends paid from net
      investment income.....     (58,483)    (14,265)     (65,422)     (42,355)     (62,059)     (25,392)     (40,073)    (15,866)
                              ----------   ---------   ----------   ----------   ----------   ----------   ----------   ---------
From capital share
  transactions (note 4):
  Received from shares
    sold....................     336,741      42,730      751,901      105,719      857,868      201,654      932,667      87,553
  Shares issued from merger
    (note 1)................   1,656,041          --    1,398,817           --      990,368           --      870,742          --
  Received from dividends
    reinvested..............      58,483      14,265       65,422       42,355       62,059       25,392       40,073      15,866
  Paid for shares
    redeemed................    (206,437)   (153,932)    (195,125)    (581,554)    (184,383)    (223,346)    (263,407)   (179,670)
                              ----------   ---------   ----------   ----------   ----------   ----------   ----------   ---------
    Increase (decrease) in
      net assets derived
      from capital share
      transactions..........   1,844,828     (96,937)   2,021,015     (433,480)   1,725,912        3,700    1,580,075     (76,251)
                              ----------   ---------   ----------   ----------   ----------   ----------   ----------   ---------
    Increase (decrease) in
      net assets............   2,432,116    (169,531)   2,660,248     (524,787)   2,240,549     (105,874)   1,975,139    (119,293)
Net Assets:
  Beginning of year.........     377,505     547,036      733,251    1,258,038      975,702    1,081,576      623,221     742,514
                              ----------   ---------   ----------   ----------   ----------   ----------   ----------   ---------
  End of year (a)...........  $2,809,621   $ 377,505   $3,393,499   $  733,251   $3,216,251   $  975,702   $2,598,360   $ 623,221
                              ==========   =========   ==========   ==========   ==========   ==========   ==========   =========
(a) Includes distributions
    in excess of net
    investment of...........  $   (8,856)  $  (4,093)  $  (25,707)  $  (21,930)  $   (6,579)  $   (3,785)  $   (5,631)  $  (3,172)
                              ==========   =========   ==========   ==========   ==========   ==========   ==========   =========

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                    DOW TARGET 5 PORTFOLIOS
                              ---------------------------------------------------------------------------------------------------
                                  FIRST QUARTER            SECOND QUARTER             THIRD QUARTER            FOURTH QUARTER
                              ----------------------   -----------------------   -----------------------   ----------------------
                                 YEAR        YEAR         YEAR         YEAR         YEAR         YEAR         YEAR        YEAR
                                ENDED        ENDED       ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                               12/31/03    12/31/02     12/31/03     12/31/02     12/31/03     12/31/02     12/31/03    12/31/02
                              ----------   ---------   ----------   ----------   ----------   ----------   ----------   ---------
From operations:
  Net investment income.....  $   16,132   $   5,479   $   12,603   $    4,788   $   19,796   $    6,807   $   14,254   $   4,802
  Realized gain (loss) on
    investments.............     (26,937)      6,664      (27,394)      (1,576)     (58,401)     (57,789)      (1,902)      3,593
  Change in unrealized
   appreciation/depreciation
    on investments..........     204,968     (58,843)     157,045      (25,125)     141,227       29,984      154,694     (20,753)
                              ----------   ---------   ----------   ----------   ----------   ----------   ----------   ---------
    Net increase (decrease)
      in net assets from
      operations............     194,163     (46,700)     142,254      (21,913)     102,622      (20,998)     167,046     (12,358)
                              ----------   ---------   ----------   ----------   ----------   ----------   ----------   ---------
  Dividends and
    distributions to
    shareholders:
    Dividends paid from net
      investment income.....     (18,676)     (8,269)     (13,853)      (6,244)     (21,950)      (7,410)     (16,477)     (5,899)
    Capital gain
      distributions.........     (49,221)         --           --           --      (17,100)          --       (3,265)         --
                              ----------   ---------   ----------   ----------   ----------   ----------   ----------   ---------
      Total dividends and
        distributions.......     (67,897)     (8,269)     (13,853)      (6,244)     (39,050)      (7,410)     (19,742)     (5,899)
                              ----------   ---------   ----------   ----------   ----------   ----------   ----------   ---------
From capital share
  transactions (note 4):
  Received from shares
    sold....................     126,631      78,681      315,601       22,448      361,868      385,210      423,181      23,752
  Shares issued from merger
    (note 1)................     550,180          --      239,119           --      456,829           --      444,135          --
  Received from dividends
    reinvested..............      67,897       8,269       13,853        6,244       39,050        7,410       19,742       5,899
  Paid for shares
    redeemed................    (116,367)    (74,101)     (66,758)     (10,073)    (284,584)    (245,716)    (133,540)    (53,083)
                              ----------   ---------   ----------   ----------   ----------   ----------   ----------   ---------
    Increase (decrease) in
      net assets derived
      from capital share
      transactions..........     628,341      12,849      501,815       18,619      573,163      146,904      753,518     (23,432)
                              ----------   ---------   ----------   ----------   ----------   ----------   ----------   ---------
    Increase (decrease) in
      net assets............     754,607     (42,120)     630,216       (9,538)     636,735      118,496      900,822     (41,689)
Net Assets:
  Beginning of year.........     219,568     261,688      195,386      204,924      340,025      221,529      230,350     272,039
                              ----------   ---------   ----------   ----------   ----------   ----------   ----------   ---------
  End of year (a)...........  $  974,175   $ 219,568   $  825,602   $  195,386   $  976,760   $  340,025   $1,131,172   $ 230,350
                              ==========   =========   ==========   ==========   ==========   ==========   ==========   =========
(a) Includes distributions
    in excess of net
    investment of...........  $   (5,414)  $  (2,870)  $   (2,794)  $   (1,544)  $   (2,826)  $     (672)  $   (3,405)  $  (1,182)
                              ==========   =========   ==========   ==========   ==========   ==========   ==========   =========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS

                                                            DOW TARGET 10 FIRST QUARTER
                                              -------------------------------------------------------
                                                YEAR       YEAR       YEAR       YEAR        FROM
                                               ENDED      ENDED      ENDED      ENDED      1/4/99(c)
                                              12/31/03   12/31/02   12/31/01   12/31/00   TO 12/31/99
                                              --------   --------   --------   --------   -----------
Per membership interest data:
Net asset value, beginning of period........   $ 8.18    $  9.47     $ 9.98     $10.03      $10.00
                                               ------    -------     ------     ------      ------
Income (loss) from investment operations:
 Net investment income......................     0.25(d)    0.19       0.16       0.19        0.19
 Net realized & unrealized gain (loss) on
  investments...............................     1.77      (1.21)     (0.51)     (0.05)       0.09
                                               ------    -------     ------     ------      ------
   Total income (loss) from investment
    operations..............................     2.02      (1.02)     (0.35)      0.14        0.28
                                               ------    -------     ------     ------      ------
Less distributions:
 Dividends from net investment income.......    (0.24)     (0.27)     (0.16)     (0.19)      (0.19)
 Distributions from net realized capital
  gains.....................................     0.00       0.00       0.00       0.00       (0.06)
                                               ------    -------     ------     ------      ------
   Total distributions......................    (0.24)     (0.27)     (0.16)     (0.19)      (0.25)
                                               ------    -------     ------     ------      ------
Net asset value, end of period..............   $ 9.96    $  8.18     $ 9.47     $ 9.98      $10.03
                                               ======    =======     ======     ======      ======
Total return................................    25.24%    (10.75)%    (3.52)%     1.79%       2.88%(b)
Ratios and supplemental data:
Net assets at end of period (millions)......   $  2.8    $   0.4     $  0.5     $  0.6      $  0.5
Ratio to average net assets:
 Ratio net of expenses voluntarily reduced
  or reimbursed by advisor (note 3):
  Expenses..................................     1.10%      1.54%      1.60%      1.31%       0.99%(a)
  Net Investment Income.....................     2.91%      2.08%      1.59%      2.07%       1.79%(a)
 Ratios assuming no expenses voluntarily
  reduced or reimbursed by advisor (note 3):
  Expenses..................................     1.16%      1.86%      2.27%      1.81%       1.99%(a)
Portfolio turnover rate.....................       16%        30%        35%       274%         20%

                                                           DOW TARGET 10 SECOND QUARTER
                                              -------------------------------------------------------
                                                YEAR       YEAR       YEAR       YEAR        FROM
                                               ENDED      ENDED      ENDED      ENDED      4/1/99(c)
                                              12/31/03   12/31/02   12/31/01   12/31/00   TO 12/31/99
                                              --------   --------   --------   --------   -----------
Per membership interest data:
Net asset value, beginning of period........   $ 8.70     $ 9.72     $10.11     $10.03      $10.00
                                               ------     ------     ------     ------      ------
Income (loss) from investment operations:
 Net investment income......................     0.26(d)    0.13       0.17       0.18        0.13
 Net realized & unrealized gain (loss) on
  investments...............................     2.17      (0.76)     (0.38)      0.08        0.14
                                               ------     ------     ------     ------      ------
   Total income (loss) from investment
    operations..............................     2.43      (0.63)     (0.21)      0.26        0.27
                                               ------     ------     ------     ------      ------
Less distributions:
 Dividends from net investment income.......    (0.24)     (0.39)     (0.18)     (0.18)      (0.13)
 Distributions from net realized capital
  gains.....................................     0.00       0.00       0.00       0.00       (0.11)
                                               ------     ------     ------     ------      ------
   Total distributions......................    (0.24)     (0.39)     (0.18)     (0.18)      (0.24)
                                               ------     ------     ------     ------      ------
Net asset value, end of period..............   $10.89     $ 8.70     $ 9.72     $10.11      $10.03
                                               ======     ======     ======     ======      ======
Total return................................    28.36%     (6.61)%    (2.10)%     2.54%       2.50%(b)
Ratios and supplemental data:
Net assets at end of period (millions)......   $  3.4     $  0.7     $  1.3     $  1.4      $  1.3
Ratio to average net assets:
 Ratio net of expenses voluntarily reduced
  or reimbursed by advisor (note 3):
  Expenses..................................     1.14%      1.43%      1.50%      1.34%       1.17%(a)
  Net Investment Income.....................     2.71%      2.13%      1.63%      2.01%       1.55%(a)
 Ratios assuming no expenses voluntarily
  reduced or reimbursed by advisor (note 3):
  Expenses..................................     1.14%      1.50%      1.68%      1.36%       1.18%(a)
Portfolio turnover rate.....................       23%        33%        25%        62%         25%

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) Represents commencement of operations.

(d) Calculated using the average daily shares method.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                            DOW TARGET 10 THIRD QUARTER
                                              -------------------------------------------------------
                                                YEAR       YEAR       YEAR       YEAR        FROM
                                               ENDED      ENDED      ENDED      ENDED      7/1/99(c)
                                              12/31/03   12/31/02   12/31/01   12/31/00   TO 12/31/99
                                              --------   --------   --------   --------   -----------
Per membership interest data:
Net asset value, beginning of period........   $ 7.66     $ 8.59     $ 9.04     $ 8.82      $ 10.00
                                               ------     ------     ------     ------      -------
Income (loss) from investment operations:
 Net investment income......................     0.23       0.17       0.14       0.15         0.09
 Net realized & unrealized gain (loss) on
  investments...............................     1.61      (0.90)     (0.45)      0.22        (1.18)
                                               ------     ------     ------     ------      -------
   Total income (loss) from investment
    operations..............................     1.84      (0.73)     (0.31)      0.37        (1.09)
                                               ------     ------     ------     ------      -------
Less distributions:
 Dividends from net investment income.......    (0.22)     (0.20)     (0.14)     (0.15)       (0.09)
                                               ------     ------     ------     ------      -------
Net asset value, end of period..............   $ 9.28     $ 7.66     $ 8.59     $ 9.04      $  8.82
                                               ======     ======     ======     ======      =======
Total return................................    24.46%     (8.52)%    (3.38)%     4.34%      (10.90)%(b)
Ratios and supplemental data:
Net assets at end of period (millions)......   $  3.2     $  1.0     $  1.1     $  1.2      $   1.0
Ratio to average net assets:
 Ratio net of expenses voluntarily reduced
  or reimbursed by advisor (note 3):
  Expenses..................................     1.14%      1.44%      1.52%      1.46%        1.14%(a)
  Net Investment Income.....................     2.87%      2.16%      1.54%      1.77%        1.88%(a)
 Ratios assuming no expenses voluntarily
  reduced or reimbursed by advisor (note 3):
  Expenses..................................     1.14%      1.44%      1.76%      1.46%        1.16%(a)
Portfolio turnover rate.....................       37%        37%        47%        54%          20%

                                                           DOW TARGET 10 FOURTH QUARTER
                                              -------------------------------------------------------
                                                YEAR       YEAR       YEAR       YEAR        FROM
                                               ENDED      ENDED      ENDED      ENDED     10/1/99(c)
                                              12/31/03   12/31/02   12/31/01   12/31/00   TO 12/31/99
                                              --------   --------   --------   --------   -----------
Per membership interest data:
Net asset value, beginning of period........   $ 8.73     $ 9.50     $ 9.80     $9.20       $10.00
                                               ------     ------     ------     -----       ------
Income (loss) from investment operations:
 Net investment income......................     0.25       0.19       0.14      0.18         0.06
 Net realized & unrealized gain (loss) on
  investments...............................     1.79      (0.73)     (0.30)     0.60        (0.80)
                                               ------     ------     ------     -----       ------
   Total income (loss) from investment
    operations..............................     2.04      (0.54)     (0.16)     0.78        (0.74)
                                               ------     ------     ------     -----       ------
Less distributions:
 Dividends from net investment income.......    (0.23)     (0.23)     (0.14)    (0.18)       (0.06)
                                               ------     ------     ------     -----       ------
Net asset value, end of period..............   $10.54     $ 8.73     $ 9.50     $9.80       $ 9.20
                                               ======     ======     ======     =====       ======
Total return................................    23.81%     (5.68)%    (1.59)%    9.12%       (7.33)%(b)
Ratios and supplemental data:
Net assets at end of period (millions)......   $  2.6     $  0.6     $  0.7     $ 0.9       $  1.4
Ratio to average net assets:
 Ratio net of expenses voluntarily reduced
  or reimbursed by advisor (note 3):
  Expenses..................................     1.32%      1.52%      1.57%     1.27%        0.85%(a)
  Net Investment Income.....................     2.63%      1.95%      1.41%     2.07%        2.50%(a)
 Ratios assuming no expenses voluntarily
  reduced or reimbursed by advisor (note 3):
  Expenses..................................     1.33%      1.66%      2.09%     1.50%        0.97%(a)
Portfolio turnover rate.....................       59%        40%        34%       43%          14%

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) Represents commencement of operations.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                               DOW TARGET 5 FIRST QUARTER                    DOW TARGET 5 SECOND QUARTER
                                      --------------------------------------------   --------------------------------------------
                                        YEAR       YEAR       YEAR        FROM         YEAR       YEAR       YEAR        FROM
                                       ENDED      ENDED      ENDED      1/3/00(c)     ENDED      ENDED      ENDED      4/3/00(c)
                                      12/31/03   12/31/02   12/31/01   TO 12/31/00   12/31/03   12/31/02   12/31/01   TO 12/31/00
                                      --------   --------   --------   -----------   --------   --------   --------   -----------
Per membership interest data:
Net asset value, beginning of
  period............................   $ 8.51    $ 10.07     $10.98      $10.00       $ 7.48     $ 8.55    $ 12.21      $10.00
                                       ------    -------     ------      ------       ------     ------    -------      ------
Income (loss) from investment
  operations:
 Net investment income..............     0.20(d)    0.17       0.21        0.30         0.18(d)    0.19       0.20        0.21
 Net realized & unrealized gain
  (loss) on investments.............     1.44      (1.45)     (0.55)       0.98         1.54      (1.01)     (1.46)       2.21
                                       ------    -------     ------      ------       ------     ------    -------      ------
   Total income (loss) from
    investment operations...........     1.64      (1.28)     (0.34)       1.28         1.72      (0.82)     (1.26)       2.42
                                       ------    -------     ------      ------       ------     ------    -------      ------
Less distributions:
 Dividends from net investment
  income............................    (0.20)     (0.28)     (0.21)      (0.30)       (0.17)     (0.25)     (0.20)      (0.21)
 Distributions from net realized
  capital...........................    (0.50)      0.00      (0.36)       0.00         0.00       0.00      (2.20)       0.00
                                       ------    -------     ------      ------       ------     ------    -------      ------
   Total distributions..............    (0.70)     (0.28)     (0.57)      (0.30)       (0.17)     (0.25)     (2.40)      (0.21)
                                       ------    -------     ------      ------       ------     ------    -------      ------
Net asset value, end of period......   $ 9.45    $  8.51     $10.07      $10.98       $ 9.03     $ 7.48    $  8.55      $12.21
                                       ======    =======     ======      ======       ======     ======    =======      ======
Total return........................    19.55%    (12.60)%    (3.30)%     13.17%(b)    23.25%     (9.53)%   (10.64)%     24.51%(b)
Ratios and supplemental data:
Net assets at end of period
  (millions)........................   $  1.0    $   0.2     $  0.3      $  0.3       $  0.8     $  0.2    $   0.2      $  0.2
Ratio to average net assets:
 Ratio net of expenses voluntarily
  reduced or reimbursed by advisor
  (note 3):
  Expenses..........................     1.48%      1.60%      1.60%       0.77%(a)     1.52%      1.60%      1.60%       0.97%(a)
  Net Investment Income.............     2.20%      1.94%      1.82%       3.32%(a)     2.22%      2.36%      1.66%       2.03%(a)
 Ratios assuming no expenses
  voluntarily reduced or reimbursed
  by advisor (note 3):
  Expenses..........................     1.72%      2.44%      3.43%       2.40%(a)     1.92%      3.05%      4.00%       2.05%(a)
Portfolio turnover rate.............       31%        66%        36%          5%          28%        10%        62%         17%

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) Represents commencement of operations.

(d) Calculated using the average daily shares method.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                   DOW TARGET 5 THIRD QUARTER
                                          --------------------------------------------
                                            YEAR       YEAR       YEAR        FROM
                                           ENDED      ENDED      ENDED      7/3/00(c)
                                          12/31/03   12/31/02   12/31/01   TO 12/31/00
                                          --------   --------   --------   -----------
Per membership interest data:
Net asset value, beginning of period.....  $ 8.44    $  9.70     $11.69      $10.00
                                           ------    -------     ------      ------
Income (loss) from investment operations:
  Net investment income..................    0.22       0.21       0.18        0.12
  Net realized & unrealized gain (loss)
    on investments.......................    1.02      (1.25)     (0.78)       1.69
                                           ------    -------     ------      ------
    Total income (loss) from investment
      operations.........................    1.24      (1.04)     (0.60)       1.81
                                           ------    -------     ------      ------
Less distributions:
  Dividends from net investment income...   (0.23)     (0.22)     (0.18)      (0.12)
  Distributions from net realized
    capital..............................   (0.17)      0.00      (1.21)       0.00
                                           ------    -------     ------      ------
    Total distributions..................   (0.40)     (0.22)     (1.39)      (0.12)
                                           ------    -------     ------      ------
Net asset value, end of period...........  $ 9.28    $  8.44     $ 9.70      $11.69
                                           ======    =======     ======      ======
Total return.............................   14.88%    (10.79)%    (5.30)%     18.24%(b)
Ratios and supplemental data:
Net assets at end of period (millions)...  $  1.0    $   0.3     $  0.2      $  0.2
Ratio to average net assets:
  Ratio net of expenses voluntarily
    reduced or reimbursed by advisor
    (note 3):
    Expenses.............................    1.50%      1.55%      1.60%       0.80%(a)
    Net Investment Income................    2.69%      2.39%      1.53%       1.16%(a)
  Ratios assuming no expenses voluntarily
    reduced or reimbursed by advisor
    (note 3):
    Expenses.............................    1.75%      2.36%      4.40%       2.01%(a)
Portfolio turnover rate..................      86%       105%        55%          0%

                                                         DOW TARGET 5 FOURTH QUARTER
                                           --------------------------------------------------------
                                             YEAR       YEAR       YEAR       YEAR         FROM
                                            ENDED      ENDED      ENDED      ENDED      10/1/99(c)
                                           12/31/03   12/31/02   12/31/01   12/31/00   TO 12/31/99
                                           --------   --------   --------   --------   ------------
Per membership interest data:
Net asset value, beginning of period.....   $ 8.38     $ 9.14     $ 8.99     $ 8.47      $ 10.00
                                            ------     ------     ------     ------      -------
Income (loss) from investment operations:
  Net investment income..................     0.20(d)    0.19       0.13       0.20         0.06
  Net realized & unrealized gain (loss)
    on investments.......................     1.41      (0.73)      0.15       0.52        (1.53)
                                            ------     ------     ------     ------      -------
    Total income (loss) from investment
      operations.........................     1.61      (0.54)      0.28       0.72        (1.47)
                                            ------     ------     ------     ------      -------
Less distributions:
  Dividends from net investment income...    (0.20)     (0.22)     (0.13)     (0.20)       (0.06)
  Distributions from net realized
    capital..............................    (0.03)      0.00       0.00       0.00         0.00
                                            ------     ------     ------     ------      -------
    Total distributions..................    (0.23)     (0.22)     (0.13)     (0.20)       (0.06)
                                            ------     ------     ------     ------      -------
Net asset value, end of period...........   $ 9.76     $ 8.38     $ 9.14     $ 8.99      $  8.47
                                            ======     ======     ======     ======      =======
Total return.............................    19.54%     (5.89)%     3.20%      9.07%      (14.70)%(b)
Ratios and supplemental data:
Net assets at end of period (millions)...   $  1.1     $  0.2     $  0.3     $  0.3      $   0.3
Ratio to average net assets:
  Ratio net of expenses voluntarily
    reduced or reimbursed by advisor
    (note 3):
    Expenses.............................     1.50%      1.60%      1.60%      1.28%        0.92%(a)
    Net Investment Income................     2.25%      1.97%      1.32%      2.58%        2.72%(a)
  Ratios assuming no expenses voluntarily
    reduced or reimbursed by advisor
    (note 3):
    Expenses.............................     1.87%      2.76%      3.26%      2.28%        2.60%(a)
Portfolio turnover rate..................       63%        45%        84%        69%           0%

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c)  Represents commencement of operations.
(d)  Calculated using the average daily shares method.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
NOTES TO FINANCIAL STATEMENTS                                  December 31, 2003

(1) BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

   The Dow(SM) Target Variable Fund LLC (the "Fund") is an open-end investment company. Its "Dow Target 10" Portfolios are 4 non-diversified portfolios of common stock of the ten companies in the Dow Jones Industrial Average(SM) (the "Dow") having the highest dividend yields as of the close of business on or about the second to last business day prior to the beginning of those Portfolios' annual term. This is often called "the Dow 10" strategy. These ten companies are popularly known as the "Dogs of the Dow." Its "Dow Target 5" Portfolios are 4 non-diversified portfolios of common stock of the five Dow 10 companies having the lowest per-share stock prices as of the close of business on or about the second to last business day prior to the beginning of each of those Portfolios' annual term.

   The Fund's objective is to provide above-average total return through both capital appreciation and dividend income. The Fund may or may not achieve that objective. The stocks held in each Portfolio of the Fund are not expected to reflect the entire Dow Index. The prices of Fund interests are not intended to track movements of the Dow. The Dow consists of thirty stocks selected by Dow Jones & Company, Inc. (publishers of The Wall Street Journal) as representing American industry and the broader domestic stock market.

   The Fund is a limited liability company created under Ohio law. Its interests are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company ("ONLIC"). Portfolio interests are not offered directly to the public. Portfolio interests are purchased by ONLI's separate accounts as an investment option for their variable annuity contracts.

   MERGER AND REORGANIZATION INFORMATION

   The Fund entered into two Plans of Merger and Reorganization pursuant to which all of the assets and liabilities of the Dow Target 5 and Dow Target 10 second and third monthly portfolios of each calendar quarter were transferred to the first monthly portfolio of each calendar quarter in exchange for shares of the first month's portfolio. As a result of the merger, the number of positions held at December 31, 2003 in the Dow Target 10 -- Second Quarter and Dow Target 5 -- Second Quarter Portfolios exceed the original number of positions held. The number of positions will be reduced accordingly at the time of the next rebalancing. Each of the Portfolios listed below transferred all of its assets and liabilities to the corresponding Portfolio identified opposite its name in exchange for shares of such Portfolio. The remaining Portfolios were subsequently identified as quarterly portfolios.

                 DOW TARGET 10 PORTFOLIOS
                 ------------------------
      Dow Target 10 - February Portfolio                         Dow Target 10 - January Portfolio
      Dow Target 10 - March Portfolio
      Dow Target 10 - May Portfolio                              Dow Target 10 - April Portfolio
      Dow Target 10 - June Portfolio
      Dow Target 10 - August Portfolio                           Dow Target 10 - July Portfolio
      Dow Target 10 - September Portfolio
      Dow Target 10 - November Portfolio                         Dow Target 10 - October Portfolio
      Dow Target 10 - December Portfolio

                  DOW TARGET 5 PORTFOLIOS
                  -----------------------
      Dow Target 5 - February Portfolio                          Dow Target 5 - January Portfolio
      Dow Target 5 - March Portfolio
      Dow Target 5 - May Portfolio                               Dow Target 5 - April Portfolio
      Dow Target 5 - June Portfolio
      Dow Target 5 - August Portfolio                            Dow Target 5 - July Portfolio
      Dow Target 5 - September Portfolio
      Dow Target 5 - November Portfolio                          Dow Target 5 - October Portfolio
      Dow Target 5 - December Portfolio

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                           December 31, 2003
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was approved by the Board of Managers on May 9, 2001 and completed on May 1, 2003 and was approved by shareholders of the Fund at a Special Meeting of Shareholders held on April 29, 2003. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation (depreciation) immediately before and after the reorganization.

                                                                  BEFORE MERGER                            AFTER MERGER
                                                   --------------------------------------------    ----------------------------
                                                    JANUARY 10     FEBRUARY 10       MARCH 10      DOW TARGET 10 FIRST QUARTER
                                                   ------------    ------------    ------------    ----------------------------
      Shares.....................................       60,490         103,909         120,723                 292,960
      Net assets.................................   $  474,508      $  867,492      $  954,914              $2,296,914
      Net asset value............................   $     7.84      $     8.35      $     7.91              $     7.84
      Net unrealized depreciation................   $  (54,296)     $  (73,964)     $  (92,401)             $ (220,661)

                                                                  BEFORE MERGER                            AFTER MERGER
                                                   --------------------------------------------    ----------------------------
                                                     APRIL 10         MAY 10         JUNE 10       DOW TARGET 10 SECOND QUARTER
                                                   ------------    ------------    ------------    ----------------------------
      Shares.....................................       98,621          85,241         131,000                 289,962
      Net assets.................................   $  873,875      $  687,734      $1,007,831              $2,569,440
      Net asset value............................   $     8.86      $     8.07      $     7.69              $     8.86
      Net unrealized depreciation................   $  (46,854)     $ (118,232)     $ (178,514)             $ (343,600)

                                                                  BEFORE MERGER                            AFTER MERGER
                                                   --------------------------------------------    ----------------------------
                                                     JULY 10        AUGUST 10      SEPTEMBER 10    DOW TARGET 10 THIRD QUARTER
                                                   ------------    ------------    ------------    ----------------------------
      Shares.....................................      124,008          73,712          80,056                 274,442
      Net assets.................................   $  947,629      $  552,284      $  596,830              $2,096,743
      Net asset value............................   $     7.64      $     7.49      $     7.46              $     7.64
      Net unrealized depreciation................   $ (135,986)     $  (73,601)     $  (85,145)             $ (294,732)

                                                                  BEFORE MERGER                            AFTER MERGER
                                                   --------------------------------------------    ----------------------------
                                                    OCTOBER 10     NOVEMBER 10     DECEMBER 10     DOW TARGET 10 FOURTH QUARTER
                                                   ------------    ------------    ------------    ----------------------------
      Shares.....................................       67,478          80,731          47,280                 183,200
      Net assets.................................   $  579,236      $  626,697      $  366,446              $1,572,379
      Net asset value............................   $     8.58      $     7.76      $     7.75              $     8.58
      Net unrealized depreciation................   $   (1,671)     $  (60,752)     $  (61,649)             $ (124,072)

                                                                  BEFORE MERGER                            AFTER MERGER
                                                   --------------------------------------------    ----------------------------
                                                    JANUARY 5       FEBRUARY 5       MARCH 5        DOW TARGET 5 FIRST QUARTER
                                                   ------------    ------------    ------------    ----------------------------
      Shares.....................................       35,968          31,800          35,156                 107,823
      Net assets.................................   $  296,596      $  295,874      $  296,995              $  889,465
      Net asset value............................   $     8.25      $     9.30      $     8.45              $     8.25
      Net unrealized depreciation................   $  (40,530)     $  (14,906)     $  (27,783)             $  (83,219)

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                           December 31, 2003
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                  BEFORE MERGER                            AFTER MERGER
                                                   --------------------------------------------    ----------------------------
                                                     APRIL 5          MAY 5           JUNE 5       DOW TARGET 5 SECOND QUARTER
                                                   ------------    ------------    ------------    ----------------------------
      Shares.....................................       33,348          25,298          22,114                  79,452
      Net assets.................................   $  252,418      $  179,583      $  169,447              $  601,448
      Net asset value............................   $     7.57      $     7.10      $     7.66              $     7.57
      Net unrealized depreciation................   $  (27,676)     $  (54,541)     $  (55,368)             $ (137,585)

                                                                  BEFORE MERGER                            AFTER MERGER
                                                   --------------------------------------------    ----------------------------
                                                      JULY 5         AUGUST 5      SEPTEMBER 5      DOW TARGET 5 THIRD QUARTER
                                                   ------------    ------------    ------------    ----------------------------
      Shares.....................................       36,601          29,921          27,149                  96,889
      Net assets.................................   $  313,868      $  323,285      $  194,123              $  831,276
      Net asset value............................   $     8.58      $    10.80      $     7.15              $     8.58
      Net unrealized appreciation
        (depreciation)...........................   $   10,951      $  (32,189)     $  (28,390)             $  (49,628)

                                                                  BEFORE MERGER                            AFTER MERGER
                                                   --------------------------------------------    ----------------------------
                                                    OCTOBER 5       NOVEMBER 5      DECEMBER 5     DOW TARGET 5 FOURTH QUARTER
                                                   ------------    ------------    ------------    ----------------------------
      Shares.....................................       25,474          37,120          32,217                  89,845
      Net assets.................................   $  209,185      $  271,791      $  256,838              $  737,814
      Net asset value............................   $     8.21      $     7.32      $     7.97              $     8.21
      Net unrealized depreciation................   $   (2,060)     $  (19,604)     $  (64,890)             $  (86,554)

   THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

   Portfolio interests are sold to ONLIC's variable annuity separate accounts without a sales charge. They may be redeemed at their net asset value next computed after the Portfolio receives a purchase or redemption order. The value of portfolio interests is based on the fair value of the stocks and any other cash or securities owned by each Portfolio. This determination is made as of 4:00 p.m. Eastern Time on each business day that the New York Stock Exchange is open for unrestricted trading. The net asset value of each Portfolio is computed by dividing the value of that Portfolio's securities plus any cash or other assets, less the Portfolio's liabilities, by the number of portfolio interests outstanding.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

   Dividends representing net investment income are normally distributed quarterly. Any net realized capital gains are normally distributed annually. However, the Board may declare dividends more often. Dividends and distributions are automatically reinvested in additional interests in the respective Portfolios at net asset value without a sales charge.

   Securities transactions are recorded on a trade date basis. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily as earned. Net realized gain or loss on investments is determined using the specific identification method.

   REPURCHASE AGREEMENTS

   Each Portfolio may acquire repurchase agreements from member banks of the Federal Reserve System which the Portfolio deems creditworthy under guidelines approved by the Fund's Board of Managers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Portfolio's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                           December 31, 2003
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   FEDERAL INCOME TAXES

   The Fund is a single member limited liability company taxed as a division of the separate accounts of ONLIC. Income and losses of the Portfolios are included in the taxable income or loss of the separate accounts of ONLIC. Accordingly, the Portfolios have made no provision for Federal income taxes.

   EXPENSE ALLOCATION

   Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributed to a Portfolio are allocated on the basis of relative net assets.

   USE OF ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

   UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS

   The gross unrealized appreciation and depreciation on investments in each Portfolio as of December 31, 2003 were as follows:

                                                                                   DOW TARGET 10 PORTFOLIOS
                                                              ------------------------------------------------------------------
                                                              FIRST QUARTER    SECOND QUARTER    THIRD QUARTER    FOURTH QUARTER
                                                              -------------    --------------    -------------    --------------
      Gross unrealized:
        Appreciation........................................    $ 584,526        $ 560,830         $ 401,910        $ 308,606
        Depreciation........................................     (167,186)        (260,412)         (241,718)         (62,370)
                                                                ---------        ---------         ---------        ---------
      Net Unrealized: Appreciation..........................    $ 417,340        $ 300,418         $ 160,192        $ 246,236
                                                                =========        =========         =========        =========

                                                                                   DOW TARGET 5 PORTFOLIOS
                                                              ------------------------------------------------------------------
                                                              FIRST QUARTER    SECOND QUARTER    THIRD QUARTER    FOURTH QUARTER
                                                              -------------    --------------    -------------    --------------
      Gross unrealized:
        Appreciation........................................    $ 169,880        $ 108,666         $ 114,986         $114,660
        Depreciation........................................      (56,698)        (112,764)          (28,381)         (44,578)
                                                                ---------        ---------         ---------         --------
      Net Unrealized: Appreciation (Depreciation)...........    $ 113,182        $  (4,098)        $  86,605         $ 70,082
                                                                =========        =========         =========         ========

(2) INVESTMENT TRANSACTIONS

   Purchases and sales of investment securities (excluding short-term securities) for the twelve months ended December 31, 2003 were as follows:

                                                                                   DOW TARGET 10 PORTFOLIOS
                                                              ------------------------------------------------------------------
                                                              FIRST QUARTER    SECOND QUARTER    THIRD QUARTER    FOURTH QUARTER
                                                              -------------    --------------    -------------    --------------
      Stocks
        Purchases...........................................    $ 304,123        $ 858,530        $1,340,163        $1,431,867
        Sales...............................................    $ 293,428        $ 532,570        $  771,478        $  859,924

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                           December 31, 2003
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                   DOW TARGET 5 PORTFOLIOS
                                                              ------------------------------------------------------------------
                                                              FIRST QUARTER    SECOND QUARTER    THIRD QUARTER    FOURTH QUARTER
                                                              -------------    --------------    -------------    --------------
      Stocks
        Purchases...........................................    $ 239,003        $ 310,381         $ 666,104        $ 571,387
        Sales...............................................    $ 231,647        $ 157,742         $ 629,855        $ 404,604

(3) INVESTMENT ADVISORY AGREEMENT, SUB-ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATED PERSONS

   The Portfolios' day-to-day investment management is the responsibility of its investment adviser, Ohio National Investments, Inc. (the "Adviser"). The Adviser is an Ohio corporation. It is a wholly owned subsidiary of ONLIC and its address is the same as those of the Portfolios and ONLIC. The Adviser and its predecessor have been managing investment companies since 1970. All of the Adviser's investment advisory personnel are also responsible for the management of ONLIC's assets.

   For managing the Portfolios' assets, the Adviser receives a monthly management fee based on the Portfolios' average daily net assets. This fee is calculated daily and is at the annual rate of 0.60% of average daily net assets.

   In addition to the fee paid to the Adviser, the Portfolios incur other miscellaneous expenses for legal and accounting services, registration and filing fees, custodial services and shareholder services. Under the agreement between the Fund and the Adviser, the Adviser has agreed to reimburse the Portfolios for expenses, other than advisory fees, taxes and interest, in excess of 1% of their daily net assets. The Adviser contracts with First Trust Advisors LP ("First Trust") to serve as sub-adviser to the Portfolios. First Trust manages the Portfolios' assets under the Adviser's supervision. First Trust, an investment adviser to financial institutions, is located at 1001 Warrenville Road in Lisle, Illinois. First Trust has been managing Dow 10 strategies in unit investment trusts and other investment companies since 1991.

   First Trust has been granted a license by Dow Jones & Company, Inc. to use certain copyright, trademark and proprietary rights and trade secrets of Dow Jones. The Fund and ONLIC have entered into agreements with First Trust giving the Fund and ONLIC permission to use and refer to the Dow Jones marks and rights in connection with the Fund and ONLIC's separate accounts.

   For the service and rights provided by First Trust, the Adviser pays First Trust a monthly sub-advisory fee based on each Portfolio's average daily net assets. This fee is calculated daily and is at the annual rate of 0.35% of the Portfolios' average daily net assets, and is an expense of the Adviser, not the Portfolios.

   Each manager who is not an officer of the Fund or an employee of ONI or its corporate affiliates is paid a quarterly retainer of $100 plus $100 for each Board meeting attended and $100 for each Board committee meeting attended.

   Under an agreement among the Adviser, ONLIC and the Fund, ONLIC will, to the extent requested by the Adviser, provide clerical, stenographic and administrative services and such office supplies and equipment as may be reasonably required in order that the Adviser may properly perform its functions on behalf of the Fund in connection with the Investment Advisory Agreement. In that regard, ONLIC performs various administrative services as well as the transfer agent function on behalf of the Fund. U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, serves as accounting agent and U.S. Bank Institutional Trust & Custody, 425 Walnut Street, Cincinnati, Ohio serves as the custodian for the Fund.

(4) CAPITAL SHARE TRANSACTIONS

   Fund interests transactions for the years ended December 31, 2003 and December 31, 2002 were as follows:

                                                                                  DOW TARGET 10 PORTFOLIOS
                                                                    ----------------------------------------------------
                                                                         FIRST QUARTER               SECOND QUARTER
                                                                    ------------------------    ------------------------
                                                                    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                     12/31/03      12/31/02      12/31/03      12/31/02
                                                                    ----------    ----------    ----------    ----------
      Capital shares issued on sales..............................     21,531         4,574        49,804        10,302
      Capital shares issued in merger.............................    232,470            --       191,341            --
      Capital shares issued on reinvested dividends...............      6,609         1,696         6,678         4,546
      Capital shares redeemed.....................................    (24,770)      (17,893)      (20,462)      (59,930)
                                                                     --------      --------      --------      --------
      Net increase (decrease).....................................    235,840       (11,623)      227,361       (45,082)
                                                                     ========      ========      ========      ========

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                           December 31, 2003
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                  DOW TARGET 10 PORTFOLIOS
                                                                    ----------------------------------------------------
                                                                         THIRD QUARTER               FOURTH QUARTER
                                                                    ------------------------    ------------------------
                                                                    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                     12/31/03      12/31/02      12/31/03      12/31/02
                                                                    ----------    ----------    ----------    ----------
      Capital shares issued on sales..............................     84,230        25,685        83,540        10,787
      Capital shares issued in merger.............................    150,434            --       115,722            --
      Capital shares issued on reinvested dividends...............      7,407         3,259         4,174         1,800
      Capital shares redeemed.....................................    (22,728)      (27,438)      (28,287)      (19,340)
                                                                     --------      --------      --------      --------
      Net increase (decrease).....................................    219,343         1,506       175,149        (6,753)
                                                                     ========      ========      ========      ========

                                                                                  DOW TARGET 5 PORTFOLIOS
                                                                    ----------------------------------------------------
                                                                         FIRST QUARTER               SECOND QUARTER
                                                                    ------------------------    ------------------------
                                                                    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                     12/31/03      12/31/02      12/31/03      12/31/02
                                                                    ----------    ----------    ----------    ----------
      Capital shares issued on sales..............................     10,841         7,846        25,607         2,615
      Capital shares issued in merger.............................     71,855            --        46,104            --
      Capital shares issued on reinvested dividends...............      7,260           971         1,675           841
      Capital shares redeemed.....................................    (12,642)       (9,020)       (8,084)       (1,316)
                                                                     --------      --------      --------      --------
      Net increase................................................     77,314           203        65,302         2,140
                                                                     ========      ========      ========      ========

                                                                                  DOW TARGET 5 PORTFOLIOS
                                                                    ----------------------------------------------------
                                                                         THIRD QUARTER               FOURTH QUARTER
                                                                    ------------------------    ------------------------
                                                                    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                     12/31/03      12/31/02      12/31/03      12/31/02
                                                                    ----------    ----------    ----------    ----------
      Capital shares issued on sales..............................     33,222        46,064        37,008         2,963
      Capital shares issued in merger.............................     60,288            --        64,371            --
      Capital shares issued on reinvested dividends...............      4,315           871         2,147           708
      Capital shares redeemed.....................................    (32,791)      (29,508)      (15,100)       (5,935)
                                                                     --------      --------      --------      --------
      Net increase (decrease).....................................     65,034        17,427        88,426        (2,264)
                                                                     ========      ========      ========      ========

(5) SPECIAL MEETING OF MEMBERS (UNAUDITED)

   There was a special meeting of the members of the Dow Target Variable Fund LLC on April 29, 2003. The members of the Fund approved the reorganization of the Fund into quarterly portfolios by a vote of 1,236,305 member interests in favor, 20,246 member interests opposed, and 10,123 member interests abstaining.

                   END OF NOTES TO THE FINANCIAL STATEMENTS.

THE DOW(SM) TARGET VARIABLE FUND LLC

 INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Managers of The Dow(SM) Target Variable Fund LLC:

We have audited the accompanying statements of assets and liabilities of The Dow(SM) Target Variable Fund LLC -- Dow(SM) Target 10 -- First Quarter Portfolio, Dow(SM) Target 10 -- Second Quarter Portfolio, Dow(SM) Target
10 -- Third Quarter Portfolio, Dow(SM) Target 10 -- Fourth Quarter Portfolio, Dow(SM) Target 5 -- First Quarter Portfolio, Dow(SM) Target 5 -- Second Quarter Portfolio, Dow(SM) Target 5 -- Third Quarter Portfolio, and Dow(SM) Target
5 -- Fourth Quarter Portfolio (collectively, the Portfolios), including the schedules of investments, as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the periods presented in the two year period then ended, and the financial highlights for each of the periods presented in the five year period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios as of December 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the periods presented in the two year period then ended, and their financial highlights for each of the periods presented in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Columbus, Ohio
February 18, 2004

INFORMATION ABOUT MANAGERS

The following table contains information regarding The Dow Target Variable Fund LLC Managers. Asterisks indicate those managers who are "interested persons," as defined in the Investment Company Act of 1940, as amended, of the Fund. The Fund's Statement of Additional Information includes additional information about the Managers and is available by calling 1-800-366-6654.

      NAME, ADDRESS, AGE, POSITION(S) HELD WITH
      FUND AND LENGTH OF SERVICE AS A DOW TARGET
      VARIABLE FUND MANAGER                        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
      ------------------------------------------   -------------------------------------------
      James E. Bushman                             Director, President & CEO, Cast - Fab
      3040 Forrer Street                           Technologies Inc.
      Cincinnati, Ohio
      58, Manager, Member of Audit
      and Independent Managers
      Committees since May, 2000

      Joseph A. Campanella                         Retired. Until 2001, was Executive Vice
      6179 Paderborne Drive                        President, Community Banking Division, US
      Hudson, Ohio                                 Bancorp (formerly Firstar Bank, N.A.)
      60, Manager, Member of Audit
      and Independent Managers
      Committees since March, 2002

      Ross Love                                    Director, President & CEO, Blue Chip
      615 Windings Way                             Enterprises LTD.
      Cincinnati, Ohio
      57, Manager, Member of Audit
      and Independent Managers
      Committees since October, 1998

      John J. Palmer*                              Vice Chairman, ONLIC
      One Financial Way
      Cincinnati, Ohio
      64, President & Manager since
      October, 1998

      George M. Vredeveld                          Professor of Economics, University of
      University of Cincinnati                     Cincinnati
      P.O. Box 210223
      Cincinnati, Ohio
      60, Manager, Member of Audit
      and Independent Managers
      Committees since October, 1998
      Chairman of Audit Committee

      NAME, ADDRESS, AGE, POSITION(S) HELD
      FUND AND LENGTH OF SERVICE AS A DOW T
      VARIABLE FUND MANAGER                  OTHER DIRECTORSHIPS HELD BY DIRECTORS
      -------------------------------------  -------------------------------------
      James E. Bushman                       Director, The Midland Company,
      3040 Forrer Street                     Hilltop Basic Resources, Inc.,
      Cincinnati, Ohio                       Littleford Group, Inc., Portman
      58, Manager, Member of Audit           Equipment Co., Rotex, Inc.,
      and Independent Managers               Steinhauser Printing Co., Ante
      Committees since May, 2000             Investments, Inc., Carlisle
                                             Construction Co., Inc., EGC
                                             Construction Co., Inc., Factory Power
                                             Co. and Security Systems Equipment
                                             Corp.
      Joseph A. Campanella                   Director of Ohio Savings Financial
      6179 Paderborne Drive                  Corporation; Trustee of University of
      Hudson, Ohio                           Cincinnati College of Nursing.
      60, Manager, Member of Audit
      and Independent Managers
      Committees since March, 2002

      Ross Love                              Trustee, Health Alliance of Greater
      615 Windings Way                       Cincinnati; Director, Partnership for
      Cincinnati, Ohio                       a Drug Free America (Chairman of
      57, Manager, Member of Audit           African-American Task Force);
      and Independent Managers               Advisory Board, Syracuse University
      Committees since October, 1998         School of Management; Director,
                                             Association of National Advertisers.
      John J. Palmer*                        Vice Chairman of Ohio National Mutual
      One Financial Way                      Holdings, Inc., Ohio National
      Cincinnati, Ohio                       Financial Services, Inc. and Ohio
      64, President & Manager since          National Life Assurance Corporation;
      October, 1998                          Director and CEO of The O. N. Equity
                                             Sales Co., Ohio National Equities,
                                             Inc., National Security Life and
                                             Annuity Company and SMON Holdings,
                                             Inc.; Director and President of O. N.
                                             Investment Management Co. and O. N.
                                             Global Holdings, Inc.; Director of
                                             Ohio National Insurance Agency, Inc.,
                                             Ohio National Sudmerica S. A., Ohio
                                             National Seguros de Vida S. A. and
                                             Fiduciary Capital Management, Inc.
      George M. Vredeveld                    Director of Center for Economic
      University of Cincinnati               Education; Private Consultant;
      P.O. Box 210223                        Director of Benchmark Savings Bank
      Cincinnati, Ohio
      60, Manager, Member of Audit
      and Independent Managers
      Committees since October, 1998
      Chairman of Audit Committee

Each Manager listed above is also a Director of Ohio National Fund, Inc. They are responsible for all of the Portfolios of the respective Funds.

ITEM 2.  CODE OF ETHICS.
         As of the end of the period covered by this report, Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). A copy of the Code is filed as an exhibit to this Form N-CSR and also available, without charge, upon request, by calling 877-781-6392 toll free.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
         The Board of Managers has determined that the registrant has two audit committee financial experts serving on its Audit Committee. The Audit Committee financial experts are Mr. James E. Bushman and Mr. Joseph A. Campanella. Mr. Bushman and Mr. Campanella are "independent" within the meaning of that term used in Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
         The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

         (a) Audit Fees

                  i.  Fiscal year ended December 31, 2003 $21,400
                 ii.  Fiscal year ended December 31, 2002 $27,500

         (b) Audit-Related Fees. None.

         (c) Tax Fees. None.

         (d) All Other Fees. None.

         (e)
                  (1) The Registrant's audit committee has adopted an Audit Committee Charter that requires that the Audit Committee oversee the quality and appropriateness of the accounting methods used in the preparation of the Fund's financial statements, and the independent audit thereof; approve the selection and compensation of the independent auditors; and pre-approve the performance, by the independent auditors, of non-audit services for the Fund, its investment adviser, or any affiliated entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Fund.
                  (2) During 2003 there were no none-audit services provided by the Registrant's principal accountant.

ITEM     5 AUDIT COMMITTEE OF LISTED COMPANIES. Not applicable.

ITEM 6   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
         Not Applicable.

ITEM 8.   [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed , summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)

                  (1)  Code of Ethics.

                  (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR270.30a-2(a)) is attached hereto as EX-99.CERT. The certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Dow Target Variable Fund LLC


By (Signature and title) John J. Palmer, President and Manager

Date              March 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Dow Target Variable Fund LLC


By (Signature and title) Dennis R. Taney, Treasurer

Date              March 5, 2004